UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2012

Date of reporting period: January 31, 2012

Item 1.	Reports to Stockholders.

SEI Daily Income Trust

Annual Report as of January 31, 2012

Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Duration Bond Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolios ecurities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2012

Short-Duration Government Fund

I. Objective

The Short-Duration Government Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Multi-Manager Approach

The Fund is managed by a sub-advisor under the supervision of SEI Investments Management Corporation (“SIMC”). Currently, the sub-advisor is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2012, the non-Treasury sectors of the U.S. fixed-income market were mixed in terms of spread compression and risk appetite. Geopolitical concerns dominated headlines, including the political tensions in the Middle East, the earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe. In the U.S., the economic recovery continued at a slower pace due to weak employment and soft consumer demand. First and second quarter U.S. gross domestic product (“GDP”) reports showed that the economy grew at 1.9% and 1.3%, respectively. These numbers were lower than consensus expectations, and the market sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve kept the federal funds rate near zero to support the economy, but allowed its $600 billion quantitative easing program to expire at the end of June.

Despite the exit, Treasuries rallied significantly in the second and third quarters of 2011 due to weaker U.S. economic data and fears regarding Europe. In mid-September, the Federal Open Market Committee announced further accommodative measures, with “Operation Twist” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. These events caused increased market volatility, with Treasuries rallying during the period and non-Treasury sectors broadly underperforming (with the exception of commercial mortgage-backed securities and asset-backed securities).

The corporate market continued to be supported by improving corporate fundamentals. However, spreads widened — particularly in Financials — as mortgage-related liabilities and European concerns remained. During the period, agency MBS underperformed duration-neutral Treasuries as spreads widened with the rally in Treasury rates and uncertainty surrounding policy initiatives impacted the market. The year finished with U.S. economic data showing better-than-expected strength. This development supported the performance of non-government sectors, allowing corporate and mortgage securities to recover some of the lost performance that occurred in the earlier flight to quality.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2012, the Short-Duration Government Fund, Class A outperformed the BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index (the “Index”), returning 2.53% versus the Index return of 1.50%.

V. Fund Attribution

The primary driver of performance during the fiscal year was the Fund’s yield-curve position, which emphasized a flattening bias by overweighting the intermediate part of the curve. This was a function of security selection. In addition, the Fund benefited from security selection within agency MBS, particularly 20-year and multi-family agency mortgages. The Fund continues to favor agency MBS, as changes in the mortgage capital market have reduced cash-flow variability and supply/demand technicals remain supportive of the asset class. In addition, the Federal Reserve’s announcement to reinvest the proceeds of maturing agency debt and MBS back into MBS rather than Treasuries serves as a modest positive technical to the mortgage market. The Fund used Treasury futures to effectively manage duration and yield-curve exposure.

SEI Daily Income Trust / Annual Report / January 31, 2012	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2012

Short-Duration Government Fund (Concluded)

Short-Duration Government Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Short-Duration Government Fund, Class A	2.53%	3.35%	4.34%	3.51%	5.32%
BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index	1.50%	1.71%	3.67%	3.25%	5.47%

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index

[1]

For the periods ended January 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2	SEI Daily Income Trust / Annual Report / January 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2012

Intermediate-Duration Government Fund

I. Objective

The Intermediate-Duration Government Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Multi-Manager Approach

The Fund is managed by a sub-advisor under the supervision of SEI Investments Management Corporation (“SIMC”). Currently, the sub-advisor is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2012, the non-Treasury sectors of the U.S. fixed-income market were mixed in terms of spread compression and risk appetite. Geopolitical concerns dominated headlines, including the political tensions in the Middle East, the earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe. In the U.S., the economic recovery continued at a slower pace due to weak employment and soft consumer demand. First and second quarter U.S. gross domestic product (“GDP”) reports showed that the economy grew at 1.9% and 1.3%, respectively. These numbers were lower than consensus expectations, and the market sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve kept the federal funds rate near zero to support the economy, but allowed its $600 billion quantitative easing program to expire at the end of June.

Despite the exit, Treasuries rallied significantly in the second and third quarters of 2011 due to weaker U.S. economic data and fears regarding Europe. In mid-September, the Federal Open Market Committee announced further accommodative measures, with “Operation Twist” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. These events caused increased market volatility, with Treasuries rallying during the period and non-Treasury sectors broadly underperforming (with the exception of commercial mortgage-backed securities and asset-backed securities).

The corporate market continued to be supported by improving corporate fundamentals. However, spreads widened — particularly in Financials — as mortgage-related liabilities and European concerns remained. During the period, agency MBS underperformed duration-neutral Treasuries as spreads widened with the rally in Treasury rates and uncertainty surrounding policy initiatives impacted the market. The year finished with U.S. economic data showing better-than-expected strength. This development supported the performance of non-government sectors, allowing corporate and mortgage securities to recover some of the lost performance that occurred in the earlier flight to quality.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2012, the Intermediate-Duration Government Fund, Class A outperformed the BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index (the “Index”), returning 7.22% versus the Index return of 6.25%.

V. Fund Attribution

The primary driver of the Fund’s performance during the fiscal year was security selection within agency MBS, particularly 20-year and multi-family agency mortgages. The Fund continues to favor agency MBS, as changes in the mortgage capital market have reduced cash-flow variability and supply/demand technicals remain supportive of the asset class. In addition, the Federal Reserve’s announcement to reinvest the proceeds of maturing agency debt and MBS back into MBS rather than Treasuries serves as a modest positive technical to the mortgage market. The Fund used Treasury futures to effectively manage duration and yield-curve exposure.

Intermediate-Duration Government Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Intermediate-Duration Government Fund, Class A	7.22%	6.14%	7.43%	5.53%	6.50%
BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index	6.25%	4.32%	6.69%	5.30%	6.73%

SEI Daily Income Trust / Annual Report / January 31, 2012	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2012

Intermediate-Duration Government Fund (Concluded)

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index

[1]

For the periods ended January 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4	SEI Daily Income Trust / Annual Report / January 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2012

GNMA Fund

I. Objective

The GNMA Fund (the “Fund”) seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

II. Multi-Manager Approach

The Fund is managed by a sub-advisor under the supervision of SEI Investments Management Corporation (“SIMC”). Currently, the sub-advisor is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2012, the non-Treasury sectors of the U.S. fixed-income market were mixed in terms of spread compression and risk appetite. Geopolitical concerns dominated headlines, including the political tensions in the Middle East, the earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe. In the U.S., the economic recovery continued at a slower pace due to weak employment and soft consumer demand. First and second quarter U.S. gross domestic product (“GDP”) reports showed that the economy grew at 1.9% and 1.3%, respectively. These numbers were lower than consensus expectations, and the market sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve kept the federal funds rate near zero to support the economy, but allowed its $600 billion quantitative easing program to expire at the end of June.

Despite the exit, Treasuries rallied significantly in the second and third quarters of 2011 due to weaker U.S. economic data and fears regarding Europe. In mid-September, the Federal Open Market Committee announced further accommodative measures, with “Operation Twist” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. These events caused increased market volatility, with Treasuries rallying during the period and non-Treasury sectors broadly underperforming (with the exception of commercial mortgage-backed securities and asset-backed securities).

The corporate market continued to be supported by improving fundamentals. However, spreads widened — particularly in

Financials — as mortgage-related liabilities and European concerns remained. During the period, agency MBS underperformed duration-neutral Treasuries, as spreads widened with the rally in Treasury rates and uncertainty surrounding policy initiatives impacted the market. The year finished with U.S. economic data showing better-than-expected strength. This development supported the performance of non-government sectors, allowing corporate and mortgage securities to recover some of the lost performance that occurred in the earlier flight to quality.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2012, the GNMA Fund, Class A underperformed the Barclays Capital GNMA Index (the “Index”), returning 8.09% versus the Index return of 8.21%.

V. Fund Attribution

The Fund invests primarily in MBS issued by the Government National Mortgage Association (“GNMA”) and is backed by the full faith and credit of the U.S. government. Throughout the period, the portfolio maintained its large allocation to GNMA pass-through securities, which are pools of residential mortgages in which the originating banks, mortgage bankers and savings institutions pass all principal and interest payments directly to the investor. The Fund’s allocation to conventional Fannie Mae and Freddie Mac MBS detracted from performance, as these securities underperformed GNMA pass-throughs. Coupon and security selection that emphasized 30-year higher-coupon bonds contributed to performance, with the Fund taking advantage of changing prepayment expectations and optimizing its convexity characteristic. The Fund used options to more effectively hedge duration and improve portfolio convexity. In addition, Treasury futures were employed in order to effectively manage duration and yield-curve exposure.

GNMA Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
GNMA Fund, Class A	8.09%	7.44%	7.43%	5.67%	6.86%
Barclays Capital GNMA Index	8.21%	6.77%	7.01%	5.76%	7.29%

SEI Daily Income Trust / Annual Report / January 31, 2012	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2012

GNMA Fund (Concluded)

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Barclays Capital GNMA Index

[1]

For the periods ended January 31, 2012. Past performance is no indication of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6	SEI Daily Income Trust / Annual Report / January 31, 2012

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2012

Ultra Short Duration Bond Fund

I. Objective

The Ultra Short Duration Bond Fund (the “Fund”) seeks to provide higher current income than what is typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.

II. Multi-Manager Approach

The Fund is managed by a sub-advisor under the supervision of SEI Investments Management Corporation (“SIMC”). Currently, the sub-advisor is Wellington Management Company. There were no manager changes during the period.

III. Market Commentary

For the fiscal year ended January 31, 2012, the non-Treasury sectors of the U.S. fixed-income market were mixed in terms of spread compression and risk appetite. Geopolitical concerns dominated headlines, including the political tensions in the Middle East, the earthquake and tsunami in Japan and the ongoing fiscal challenges in peripheral Europe. In the U.S., the economic recovery continued at a slower pace due to weak employment and soft consumer demand. First and second quarter U.S. gross domestic product (“GDP”) reports showed that the economy grew at 1.9% and 1.3%, respectively. These numbers were lower than consensus expectations, and the market sharply lowered GDP expectations for the rest of the year. In response, the U.S. Federal Reserve kept the federal funds rate near zero to support the economy, but allowed its $600 billion quantitative easing program to expire at the end of June.

Despite the exit, Treasuries rallied significantly in the second and third quarters of 2011 due to weaker U.S. economic data and fears regarding Europe. In mid-September, the Federal Open Market Committee announced further accommodative measures, with “Operation Twist” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. These events caused increased market volatility, with Treasuries rallying during the period and non-Treasury sectors broadly underperforming (with the exception of commercial mortgage-backed securities and asset-backed securities).

The corporate market continued to be supported by improving fundamentals. However, spreads widened — particularly in Financials — as mortgage-related liabilities and European concerns remained. During the period, agency MBS underperformed duration-neutral Treasuries as spreads widened with the rally in Treasury rates and uncertainty surrounding policy initiatives impacted the market. The year finished with U.S. economic data showing better-than-expected strength. This development supported the performance of non-government sectors, allowing corporate and mortgage securities to recover some of the lost performance that occurred in the earlier flight to quality.

IV. Return vs. Benchmark

For the fiscal year ended January 31, 2012, the Ultra Short Duration Bond Fund, Class A outperformed the Barclays Capital Short U.S. Treasury 9-12 Month Index (the “Index”), returning 0.55% versus the Index return of 0.46%.

V. Fund Attribution

The Fund invests in U.S. Treasury and U.S. agency securities, short average life MBS and short-term investment-grade securities of U.S. issuers. Its duration ranges between six and eighteen months. The primary driver of performance was the Fund’s overweight to asset-backed securities (“ABS”), Corporate bonds and agency pass-through MBS, which are pools of residential mortgages in which the originating banks, mortgage bankers and savings institutions pass all principal and interest payments directly to the investor. ABS benefited from steady demand across the buyer universe that resulted in tighter spreads for credit card and auto ABS. The Fund continues to favor agency MBS, as changes in the mortgage capital market have reduced cash-flow variability and supply/demand technicals remain supportive of the asset class. In addition, the Federal Reserve’s announcement to reinvest the proceeds of maturing agency debt and MBS back into MBS rather than Treasuries serves as a modest positive technical to the mortgage market. Non-agency MBS was the main detractor for the period due to the concern over potential supply from Europe. The Fund utilized Treasury futures to efficiently manage duration and yield-curve exposure.

SEI Daily Income Trust / Annual Report / January 31, 2012	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI DAILY INCOME TRUST — JANUARY 31, 2012

Ultra Short Duration Bond Fund (Concluded)

Ultra Short Duration Bond Fund:

AVERAGE ANNUAL TOTAL RETURN1

	One Year Return	Annualized 3-Year Return	Annualized 5-Year Return	Annualized 10-Year Return	Annualized Inception to Date
Ultra Short Duration Bond Fund, Class A	0.55%	4.85%	1.37%	2.07%	3.71%
Barclays Capital Short U.S. Treasury 9-12 Month Index	0.46%	0.66%	2.40%	2.45%	3.91%

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Duration Bond Fund, Class A, versus the Barclays Capital Short U.S. Treasury 9-12 Month Index

[1]

For the period ended January 31, 2012. Past performance is no indication of future performance. Class A Shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

8	SEI Daily Income Trust / Annual Report / January 31, 2012

Definition of Comparative Indices*

Barclays Capital GNMA Index is a widely-recognized, capitalization-weighted index of 15-30 year fixed-rate securities backed by mortgage pools of GNMA.

Barclays Capital Short U.S. Treasury 9-12 Month Index is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

BofA Merrill Lynch 1-3 Year U.S. Treasury Bond Index is a widely-recognized, unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than 3 years.

BofA Merrill Lynch 3-5 Year U.S. Treasury Bond Index is a widely-recognized, unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least three years and less than five years.

*	An Index measures the market price of a specific group of securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

SEI Daily Income Trust / Annual Report / January 31, 2012	9

SCHEDULE OF INVESTMENTS

Money Market Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT — 36.6%
Bank of Nova Scotia
0.300%, 02/03/12	$4,000	$4,000
0.270%, 03/14/12	3,000	3,000
0.300%, 04/03/12	1,700	1,700
0.420%, 07/09/12	2,800	2,800
Bank of Tokyo-Mitsubishi UFJ NY
0.400%, 02/06/12	1,500	1,500
Barclays Bank PLC
0.390%, 03/23/12	1,700	1,700
0.380%, 03/26/12	3,000	3,000
0.360%, 03/26/12	2,000	2,000
Chase Bank USA
0.180%, 04/23/12	3,600	3,600
Credit Suisse NY
0.380%, 02/10/12	5,000	5,000
0.450%, 02/13/12	3,100	3,100
0.450%, 04/10/12	3,000	3,000
DnB Bank
0.420%, 02/17/12	3,100	3,100
0.470%, 04/23/12	3,000	3,000
National Australia Bank
0.400%, 07/16/12	1,000	1,000
0.400%, 07/18/12	4,000	4,000
0.380%, 07/18/12	1,700	1,700
Nordea Bank Finland PLC
0.385%, 02/06/12	3,000	3,000
0.380%, 02/10/12	1,000	1,000
0.430%, 02/16/12	2,765	2,765
0.500%, 03/12/12	1,000	1,000
0.480%, 03/22/12	2,795	2,795
Skandinav Enskilda Bank NY
0.350%, 02/01/12	1,315	1,315
0.460%, 03/05/12	2,500	2,500
0.580%, 03/07/12	1,450	1,450
0.840%, 03/09/12	135	135
0.470%, 03/20/12	4,000	4,000
Sumitomo Mitsui Banking
0.400%, 02/01/12	2,000	2,000
0.450%, 03/12/12	4,000	4,000
0.460%, 03/23/12	2,000	2,000
0.450%, 04/11/12	1,750	1,750
Svenska HandelsBanken
0.435%, 02/24/12	4,000	4,000
0.480%, 03/05/12	4,000	4,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.500%, 03/20/12	$3,000	$3,000
0.515%, 04/05/12	2,500	2,500
Toronto-Dominion Bank
0.320%, 02/07/12	2,532	2,532
0.380%, 04/30/12	1,500	1,500
Westpac Banking
0.360%, 02/03/12	1,729	1,729
0.250%, 03/12/12	1,000	1,000
0.500%, 06/27/12	3,600	3,600

Total Certificates of Deposit (Cost $100,771) ($ Thousands)		100,771

COMMERCIAL PAPER (B) (C) — 29.6%
American Honda Finance
0.150%, 04/18/12	500	500
Australia & New Zealand Banking Group
0.250%, 02/22/12	1,000	1,000
0.240%, 03/23/12	1,780	1,779
0.557%, 06/22/12	2,135	2,130
BHP Billiton Finance USA
0.170%, 02/21/12	5,425	5,424
0.130%, 04/23/12	1,000	1,000
BNZ International Funding
0.431%, 02/13/12 to 03/30/12	4,000	3,999
0.652%, 05/16/12	1,250	1,248
BP Capital Markets PLC
0.240%, 02/08/12	3,000	3,000
Chariot Funding LLC
0.250%, 02/13/12	1,000	1,000
Coca-Cola
0.180%, 03/07/12	2,000	2,000
0.140%, 05/04/12 to 05/15/12	1,600	1,600
0.130%, 05/17/12	2,000	1,999
Commonwealth Bank of Australia
0.250%, 03/15/12	2,080	2,079
0.602%, 06/06/12	3,000	2,994
0.491%, 07/12/12	1,000	998
DNB Bank
0.521%, 04/02/12	1,000	999
0.400%, 04/30/12	600	599
FCAR Owner Trust
0.340%, 03/01/12	1,750	1,749
0.290%, 03/01/12	1,000	1,000
0.300%, 04/02/12	3,500	3,498
0.310%, 04/02/12 to 04/03/12	1,350	1,349
0.552%, 07/02/12	5,000	4,988
General Electric Capital
0.280%, 04/06/12 to 04/11/12	6,000	5,997
HSBC Bank PLC
0.300%, 02/14/12	1,695	1,695
Jupiter Securitization LLC
0.220%, 03/09/12	1,000	1,000
Market Street Funding LLC
0.220%, 03/07/12	700	700

10	SEI Daily Income Trust / Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MetLife Short Term Funding LLC
0.340%, 03/19/12 to 05/14/12	$2,300	$2,298
0.310%, 03/20/12	1,000	999
0.324%, 03/26/12	750	750
0.380%, 04/02/12	3,000	2,998
0.364%, 04/03/12	3,000	2,998
New York Life CAP
0.160%, 02/14/12	830	830
0.120%, 03/27/12	250	250
Old Line Funding LLC
0.210%, 04/23/12	1,670	1,669
Procter & Gamble
0.150%, 04/04/12	1,000	1,000
State Street
0.200%, 03/07/12	3,000	2,999
Straight-A Funding LLC
0.190%, 04/12/12	1,000	1,000
Toyota Credit Canada
0.200%, 03/12/12	1,500	1,500
Toyota Financial Services de Puerto Rico
0.250%, 04/13/12 to 04/20/12	2,000	1,999
Variable Funding Capital LLC
0.190%, 04/16/12	1,000	1,000
Westpac Banking
0.461%, 07/12/12	3,000	2,994

Total Commercial Paper (Cost $81,608) ($ Thousands)		81,608

MUNICIPAL BONDS (A) — 4.7%

California — 0.5%
Southern California, Metropolitan Water District, Ser B-4, RB
0.060%, 02/06/12	1,300	1,300

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.150%, 02/01/12	395	395

Connecticut — 0.5%
Connecticut State, Housing & Finance Authority, Ser D-3, RB
0.100%, 02/02/12	570	570
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.128%, 02/02/12	670	670

		1,240

Indiana — 0.0%
City of Rockport, Ser A, RB
0.080%, 02/01/12	150	150

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 0.5%
Iowa State, Finance Authority, Ser C, RB
0.167%, 02/02/12	$1,355	$1,355
Iowa State, Finance Authority, Ser G, RB
0.170%, 02/02/12	70	70

		1,425

Kentucky — 0.8%
Kentucky State, Housing Development Authority, Ser J, RB
0.440%, 02/01/12	1,915	1,915
Kentucky State, Housing Development Authority, Ser W, RB
0.430%, 02/02/12	165	165

		2,080

Massachusetts — 0.1%
Simmons College, RB
0.170%, 02/02/12	235	235

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.110%, 02/01/12	190	190

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.167%, 02/02/12	300	300

Texas — 1.5%
JP Morgan Chase Putters, Ser 3953, RB
0.080%, 02/01/12	1,300	1,300
Texas State, GO
0.110%, 02/01/12	100	100
0.140%, 02/07/12	375	375
0.140%, 02/07/12	100	100
Texas State, Ser A, GO
0.140%, 02/07/12	485	485
Texas State, Ser A-2, GO
0.138%, 02/01/12	1,000	1,000
Texas State, Ser B, GO
0.140%, 02/07/45	375	375
Texas State, Ser B2, GO
0.108%, 02/01/12	100	100
Texas State, Ser I, GO
0.108%, 02/01/12	195	195

		4,030

SEI Daily Income Trust / Annual Report / January 31, 2012	11

SCHEDULE OF INVESTMENTS

Money Market Fund (Concluded)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 0.5%
Wisconsin State, Health & Educational Facilities Authority, RB
0.060%, 02/01/12	$800	$800
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
1.300%, 02/01/12	600	600

		1,400

Total Municipal Bonds (Cost $12,745) ($ Thousands)		12,745

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
FFCB
0.316%, 02/10/12 (A)	1,000	1,000
FFCB DN
0.150%, 07/05/12 (B)	1,000	999
FHLB
0.130%, 02/24/12	1,100	1,100
FHLMC
0.410%, 02/01/12 (A)	2,780	2,779
FNMA
0.311%, 02/20/12 (A)	1,000	1,000
0.320%, 02/01/12 (A)	500	500
0.330%, 02/01/12 (A)	895	894
FNMA, Ser 1
0.400%, 02/01/12 (A)	1,000	1,000

Total U.S. Government Agency Obligations (Cost $9,272) ($ Thousands)		9,272

U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Notes
1.375%, 01/15/13	1,500	1,518
4.625%, 07/31/12	1,685	1,722
1.000%, 04/30/12	1,500	1,503

Total U.S. Treasury Obligations (Cost $4,743) ($ Thousands)		4,743

CORPORATE OBLIGATION — 0.0%
Shell International Finance
0.920%, 06/22/12 (A)	90	90

Total Corporate Obligation (Cost $90) ($ Thousands)		90

REPURCHASE AGREEMENTS (D) — 24.4%
JPMorgan Chase 0.250%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $5,000,035 (colleaterlized by Tennessee Gas Pipeline Company, par value $4,335,000, 8.000%, 02/01/16, with total market value $5,250,065)	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $17,000,104 (colleaterlized by various FHLM obligations, par value $102,081,983, 2.216%-5.967%, 11/01/32-10/01/37, with total market value $17,340,111)	$17,000	$17,000
RBC Capital 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $3,000,017 (colleaterlized by Nat Rutal Util, par value $3,105,545, 0.000%, 03/07/12, with total market value $3,090,017)	3,000	3,000
RBC Capital 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $17,000,094 (colleaterlized by FNMA obligations, par value $16,473,842, 3.500%, 01/01/32, with total market value $17,340,097)	17,000	17,000
UBS 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $4,082,025 (colleaterlized by U.S. Treasury Bond, par value $4,026,400, 3.125%, 11/15/41, with total market value $4,163,743)	4,082	4,082
Wells Fargo 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $4,000,022 (colleaterlized by various Corporate Obligations*, par value $4,046,334, 2.500%-4.000%, 05/16/16-11/15/21, with total market value $4,200,024)	4,000	4,000
Wells Fargo 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $17,000,104 (colleaterlized by FNMA obligations, par value $16,716,038, 3.500%, 12/01/41, with total market value $17,340,106)	17,000	17,000

Total Repurchase Agreements (Cost $67,082) ($ Thousands)		67,082

Total Investments — 100.4% (Cost $276,311) ($ Thousands)		$276,311

12	SEI Daily Income Trust / Annual Report / January 31, 2012

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
Wells Fargo	Phillip Morris International	2.500%	05/16/16	$2,770
	Williams Partners LP	4.000	11/15/21	1,276

Percentages are based on Net Assets of $275,306 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of January 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820. For more information on valuation inputs, see Note 2 —Significant Accounting Policies in Note to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2012	13

SCHEDULE OF INVESTMENTS

Government Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.7%
FFCB
2.250%, 04/24/12	$735	$739
0.230%, 03/23/12	20,000	20,002
0.280%, 03/16/12	7,000	7,001
0.950%, 03/05/12	3,065	3,067
0.221%, 02/29/12 (A)	2,115	2,115
0.463%, 02/27/12 (A)	125	125
0.243%, 02/27/12 (A)	12,000	11,997
0.205%, 02/26/12 (A)	3,000	2,999
0.247%, 02/24/12 (A)	125	125
0.259%, 02/21/12 (A)	10,000	10,000
0.311%, 02/20/12 (A)	1,000	1,000
0.305%, 02/13/12 (A)	8,848	8,850
0.315%, 02/13/12 (A)	348	348
0.316%, 02/12/12 (A)	847	847
0.316%, 02/10/12 (A)	6,400	6,399
0.385%, 02/07/12 (A)	3,000	3,000
0.315%, 02/05/12 (A)	430	430
0.230%, 02/01/12 (A)	8,000	8,000
0.290%, 02/01/12 (A)	6,000	6,000
0.240%, 02/01/12 (A)	8,500	8,498
0.395%, 02/01/12 (A)	1,496	1,497
0.285%, 02/01/12 (A)	10,000	10,000
0.300%, 02/01/12 (A)	1,160	1,161
FFCB, Ser 1 (A)
0.505%, 04/25/12	1,470	1,470
0.480%, 03/22/12	2,000	2,000
FFCB, Ser 2
0.260%, 02/28/12 (A)	200	200
FHLB
0.200%, 11/19/12 to 11/29/12	7,600	7,604
1.625%, 11/21/12	325	329
0.150%, 04/16/12	2,065	2,065
0.120%, 03/02/12	8,000	8,000
0.225%, 02/26/12 (A)	12,500	12,498
0.130%, 02/13/12 to 02/15/12	39,000	39,000
0.300%, 02/08/12	17,000	17,001
0.260%, 02/01/12 (A)	100	100
0.350%, 02/01/12 (A)	1,000	1,000
FHLB DN (B)
0.095%, 04/09/12 to 06/22/12	11,585	11,583
0.085%, 03/23/12 to 05/09/12	2,100	2,100
0.080%, 04/02/12 to 04/27/12	6,031	6,030
0.092%, 02/10/12	24,480	24,479
FHLB, Ser 1
0.150%, 04/16/12	1,150	1,150
0.226%, 02/25/12 (A)	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA
6.125%, 03/15/12	$12,000	$12,084
5.000%, 02/16/12	1,735	1,738
FNMA DN (B)
0.085%, 05/02/12	1,500	1,500
0.140%, 02/15/12	7,960	7,960
FHLMC
2.125%, 03/23/12	8,370	8,393
0.239%, 02/21/12 (A)	4,255	4,252
0.256%, 02/10/12 (A)	4,790	4,789
0.245%, 02/03/12 to 02/04/12 (A)	14,500	14,493
0.265%, 02/03/12 (A)	5,149	5,149
0.230%, 02/01/12 (A)	723	723
FHLMC DN (B)
0.080%, 05/07/12	7,000	6,998
0.085%, 04/16/12	1,900	1,900
0.115%, 04/03/12	18,000	17,996
0.100%, 02/23/12	13,000	12,999
0.130%, 02/13/12	10,000	10,000
FHLMC MTN (A)
0.250%, 02/16/12	10,291	10,291
0.235%, 02/02/12	8,000	7,999
FNMA (A)
0.311%, 02/20/12	4,000	3,999
0.265%, 02/08/12	18,500	18,490
0.320%, 02/01/12	1,700	1,700
0.330%, 02/01/12	5,000	4,998
FNMA, Ser 1
4.750%, 11/19/12	2,708	2,807
0.290%, 02/01/12 (A)	435	435
0.400%, 02/01/12 (A)	5,850	5,848

Total U.S. Government Agency Obligations (Cost $420,350) ($ Thousands)		420,350

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Notes
1.375%, 09/15/12 to 01/15/13	25,300	25,554
1.125%, 12/15/12	6,000	6,050
4.000%, 11/15/12	13,000	13,395
0.375%, 09/30/12	10,000	10,018
4.625%, 07/31/12	6,500	6,646
0.625%, 07/31/12	19,500	19,551
1.500%, 07/15/12	31,000	31,197
4.750%, 05/31/12	14,500	14,722
1.000%, 03/31/12 to 04/30/12	60,160	60,285
4.500%, 03/31/12	7,500	7,554

Total U.S. Treasury Obligations (Cost $194,972) ($ Thousands)		194,972

14	SEI Daily Income Trust / Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS — 49.6%
Barclays Capital 0.100%, dated 01/31/12, to be repurchased on 02/16/12, repurchase price $6,000,500 (collateralized by various FHLB obligations, ranging in par value $100,000-$6,025,000, 0.000%-0.375%, 02/22/12-11/27/13, with total market value $6,136,426) (C)	$6,000	$6,000
Barclays Capital 0.190%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $140,000,739 (collateralized by various FNMA/FHLB/FCSB/FAMC obligations, ranging in par value $10,000,000-$25,000,000, 0.000%-2.000%, 04/04/12-08/18/15, with total market value $142,800,157)	140,000	140,000
BNP Paribas 0.240%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $12,000,080 (collateralized by Citigroup†, par value $12,234,093, 2.125%, 04/30/12, with total market value $12,360,001)	12,000	12,000
BNP Paribas 0.210%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $140,000,817 (collateralized by various U.S. Treasury obligations, ranging in par value $89,821,000- $164,325,000, 0.000%-0.000%, 01/15/30-04/15/30, with total market value $142,800,555)	140,000	140,000
Credit Suisse 0.120%, dated 01/24/12, to be repurchased on 04/23/12, repurchase price $17,005,100 (collateralized by Resolution Funding†, ranging in par value $500,000-$31,105,000, 0.000%, 10/15/28-04/15/30, with total market value $17,342,514) (C)	17,000	17,000
Credit Suisse 0.120%, dated 01/24/12, to be repurchased on 03/23/12, repurchase price $17,003,343 (collateralized by Resolution Funding†, par value $31,605,000, 0.000%, 04/15/30, with total market value $17,340,084) (C)	17,000	17,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $150,000,917 (collateralized by various FCSB/FHLB/FMAC/FNMA/REFC obligations, ranging in par value $6,393,117-$13,330,000, 0.000%-5.625%, 12/07/12-11/17/17, with total market value $153,000,001)	$150,000	$150,000
UBS 0.230%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $15,000,096 (collateralized by various Corporate obligations*†, ranging in par value $363,324- $2,635,000, 0.292%-2.150%, 03/12/12-11/15/12, with total market value $15,450,001)	15,000	15,000
UBS 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $103,205,573 (collateralized by various FHLB/FNMA obligations, ranging in par value $28,792,000- $76,483,000, 0.000%-0.000%, 02/01/12-07/25/12, with total market value $105,269,242)	103,205	103,205

Total Repurchase Agreements (Cost $600,205) ($ Thousands)		600,205

Total Investments — 100.4% (Cost $1,215,527) ($ Thousands)		$1,215,527

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
UBS	Bank of The West	2.150%	03/27/12	$363
	Citibank	0.457	11/15/12	2,425
	Citibank	0.292	09/21/12	2,100
	Citigroup Funding	1.875	11/15/12	1,335
	GE Capital	2.000	09/28/12	2,385
	GE Capital	0.247	09/21/12	2,635
	GE Capital	0.450	03/12/12	1,585
	US Bancorp	1.800	05/15/12	2,500

Percentages are based on Net Assets of $1,210,485($ Thousands).

†	Securities are FDIC guaranteed.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities considered illiquid. The total value of such securities as of January 31, 2012 was $40,000 ($ Thousands) and represented 3.3% of Net Assets.

(D)	Tri-Party Repurchase Agreement.

SEI Daily Income Trust / Annual Report / January 31, 2012	15

SCHEDULE OF INVESTMENTS

Government Fund (Concluded)

January 31, 2012

DN — Discount Note

FAMC — Franklin American Mortgage Company

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

REFC — Rural Electrification Financing Corporation

Ser — Series

As of January 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Daily Income Trust / Annual Report / January 31, 2012

SCHEDULE OF INVESTMENTS

Government II Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 65.1%
FFCB
2.250%, 04/24/12	$5,958	$5,987
0.243%, 02/27/12 to 03/27/12 (A)	23,000	22,996
0.230%, 03/23/12	2,000	2,000
0.280%, 03/01/12 to 03/16/12	9,200	9,201
0.950%, 02/10/12 to 03/05/12	3,728	3,731
0.221%, 02/29/12 (A)	7,170	7,169
0.260%, 02/28/12 (A)	13,000	13,000
0.463%, 02/27/12 (A)	150	150
0.273%, 02/27/12 (A)	2,000	2,000
0.230%, 02/26/12 (A)	11,000	11,000
0.205%, 02/26/12 (A)	5,000	4,999
0.247%, 02/24/12 (A)	180	180
0.259%, 02/21/12 (A)	13,000	13,000
0.311%, 02/20/12 (A)	2,505	2,506
0.271%, 02/19/12 (A)	1,000	1,000
0.315%, 02/13/12 (A)	8,274	8,276
0.305%, 02/13/12 (A)	775	775
0.316%, 02/12/12 (A)	1,162	1,162
0.316%, 02/10/12 (A)	14,500	14,498
0.385%, 02/07/12 (A)	13,000	12,999
0.315%, 02/05/12 (A)	540	540
0.285%, 02/01/12 (A)	15,000	15,000
0.265%, 02/01/12 (A)	7,000	6,998
0.395%, 02/01/12 (A)	3,754	3,757
0.290%, 02/01/12 (A)	20,500	20,500
0.240%, 02/01/12 (A)	8,000	7,998
0.500%, 02/01/12 (A)	2,000	2,001
0.300%, 02/01/12 (A)	3,240	3,242
FFCB DN (B)
0.150%, 07/05/12	8,000	7,995
0.115%, 03/27/12	5,427	5,426
0.170%, 02/06/12	10,000	10,000
0.010%, 02/01/12	1,603	1,603
FFCB, Ser 1 (A)
0.505%, 04/25/12	1,848	1,848
0.480%, 03/22/12	5,000	5,000
0.203%, 02/27/12	14,000	13,998
FFCB, Ser 2
0.260%, 02/28/12 (A)	300	300
FHLB
0.200%, 11/19/12 to 11/29/12	9,000	9,004
1.625%, 11/21/12	375	379
0.150%, 04/16/12	7,760	7,760
1.050%, 03/15/12	200	200
3.250%, 03/09/12	1,200	1,204
0.120%, 03/02/12	9,000	9,000
0.225%, 02/26/12 (A)	9,000	8,998

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.229%, 02/23/12 (A)	$2,750	$2,750
0.130%, 02/13/12 to 02/15/12	47,000	47,000
0.245%, 02/13/12 (A)	7,000	6,999
0.324%, 02/10/12 (A)	2,500	2,500
0.320%, 02/01/12	2,000	2,000
0.260%, 02/01/12 (A)	4,700	4,700
FHLB DN (B)
0.076%, 04/27/12	1,520	1,520
0.120%, 04/23/12	750	750
0.095%, 04/09/12	14,500	14,497
0.085%, 03/23/12	1,500	1,500
0.060%, 02/10/12 to 03/12/12	91,000	90,998
0.100%, 03/02/12	4,000	4,000
0.118%, 03/01/12	21,000	20,998
0.050%, 02/24/12	18,000	17,999
0.030%, 02/17/12	9,000	9,000
0.040%, 02/08/12	160,564	160,563
0.027%, 02/03/12	126,000	126,000
FHLB, Ser 1
0.150%, 04/16/12	4,310	4,310
0.226%, 02/25/12 (A)	3,700	3,699
FHLB DN (B)
0.090%, 05/16/12	13,000	12,997
0.060%, 04/25/12	19,000	18,997
0.070%, 03/19/12	350	350
0.000%, 02/29/12 (A)	41,000	40,998
2.650%, 02/22/12	3,000	3,000
0.018%, 02/01/12	84,628	84,628
Tennessee Valley Authority
6.790%, 05/23/12	1,775	1,812

Total U.S. Government Agency Obligations (Cost $963,945) ($ Thousands)		963,945

U.S. TREASURY OBLIGATIONS — 41.5%
U.S. Treasury Bills (B)
0.000%, 03/01/12	46,535	46,533
0.019%, 02/23/12	1,900	1,900
0.028%, 02/16/12	63,000	62,999
0.029%, 02/09/12	27,000	27,000
0.024%, 02/02/12	233,660	233,660
U.S. Treasury Notes
1.375%, 04/15/12 to 01/15/13	31,200	31,470
1.125%, 12/15/12	7,000	7,059
4.000%, 11/15/12	15,500	15,970
3.875%, 10/31/12	14,750	15,163
0.375%, 09/30/12 to 10/31/12	12,200	12,223
4.125%, 08/31/12	15,000	15,349
1.750%, 08/15/12	7,000	7,061
4.625%, 07/31/12	6,000	6,135
0.625%, 07/31/12	9,000	9,024
1.500%, 07/15/12	29,000	29,185
4.750%, 05/31/12	4,000	4,061
1.000%, 03/31/12 to 04/30/12	68,575	68,717

SEI Daily Income Trust / Annual Report / January 31, 2012	17

SCHEDULE OF INVESTMENTS

Government II Fund (Concluded)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.500%, 03/31/12	$11,300	$11,381
0.875%, 02/29/12	9,450	9,455

Total U.S. Treasury Obligations (Cost $614,345) ($ Thousands)		614,345

Total Investments — 106.6% (Cost $1,578,290) ($ Thousands)		$1,578,290

Percentages are based on Net Assets of $1,479,907 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of January 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	SEI Daily Income Trust / Annual Report / January 31, 2012

SCHEDULE OF INVESTMENTS

Prime Obligation Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 29.7%
American Honda Finance
0.230%, 02/03/12	$2,650	$2,650
0.153%, 04/18/12	14,650	14,645
Australia & New Zealand Banking Group
0.250%, 02/22/12	9,000	8,999
0.240%, 03/23/12	22,910	22,902
0.557%, 06/22/12	27,750	27,689
BHP Billiton Finance USA
0.130%, 04/23/12 to 05/01/12	20,000	19,994
BNZ International Funding
0.431%, 03/30/12	17,000	16,988
0.652%, 05/16/12	14,500	14,473
0.612%, 07/05/12	26,000	25,932
0.592%, 07/12/12	24,000	23,936
0.541%, 07/27/12	16,820	16,775
BP Capital Markets PLC
0.240%, 02/08/12	34,000	33,998
Chariot Funding LLC
0.250%, 02/13/12	8,000	7,999
0.220%, 03/08/12	5,000	4,999
0.321%, 07/05/12	8,000	7,989
Coca-Cola
0.140%, 05/04/12 to 05/15/12	23,000	22,991
0.130%, 05/16/12 to 05/17/12	70,088	70,061
0.160%, 06/04/12	10,000	9,995
Commonwealth Bank of Australia
0.250%, 03/15/12	22,395	22,388
0.602%, 06/06/12	31,000	30,935
0.491%, 07/12/12	15,000	14,967
DNB Bank
0.350%, 02/13/12	2,100	2,100
0.521%, 04/02/12	7,000	6,994
0.491%, 04/10/12	8,000	7,993
0.400%, 04/30/12	8,000	7,992
FCAR Owner Trust
0.340%, 03/01/12	28,000	27,992
0.280%, 03/05/12	9,975	9,972
0.310%, 04/02/12 to 04/03/12	11,000	10,994
0.300%, 04/02/12	38,000	37,981
0.306%, 04/04/12	49,300	49,274
0.552%, 07/02/12	39,000	38,909
General Electric Capital
0.280%, 04/06/12 to 04/11/12	32,000	31,984

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jupiter Securitization LLC
0.220%, 03/09/12	$11,000	$10,998
0.321%, 07/05/12	8,000	7,989
Liberty Street Funding LLC
0.240%, 03/15/12	15,575	15,571
Market Street Funding LLC
0.220%, 03/07/12	7,100	7,098
MetLife Short Term Funding LLC
0.340%, 03/19/12 to 05/14/12	38,100	38,073
0.310%, 03/20/12	8,000	7,997
0.330%, 03/26/12 to 05/07/12	14,000	13,989
0.380%, 04/02/12	32,000	31,979
0.365%, 04/03/12	26,000	25,984
0.270%, 04/04/12	32,000	31,985
New York Life CAP
0.120%, 03/27/12	3,165	3,164
Old Line Funding LLC
0.210%, 04/23/12	24,295	24,283
0.260%, 05/14/12	45,500	45,466
0.320%, 07/17/12	5,980	5,971
Procter & Gamble
0.150%, 04/04/12	8,000	7,998
Sheffield Receivables
0.330%, 02/02/12	15,345	15,345
State Street
0.200%, 03/07/12	29,000	28,994
Straight-A Funding LLC
0.190%, 04/12/12	13,400	13,395
Toyota Credit Canada
0.200%, 03/12/12	18,000	17,996
Toyota Motor Credit
0.280%, 02/01/12	32,000	32,000
0.180%, 03/23/12	86,400	86,378
Variable Funding Capital LLC
0.180%, 03/12/12	18,500	18,496
0.190%, 04/16/12	13,400	13,395
Westpac Banking
0.240%, 03/19/12	41,145	41,132
0.491%, 07/10/12	42,000	41,909
0.481%, 07/12/12	39,000	38,916

Total Commercial Paper (Cost $1,279,991) ($ Thousands)		1,279,991

CERTIFICATES OF DEPOSIT — 25.2%
Bank of Nova Scotia
0.270%, 03/14/12	42,000	42,000
0.300%, 04/03/12	28,000	28,000
0.420%, 07/09/12	37,000	37,000
Bank of Tokyo-Mitsubishi UFJ NY
0.470%, 03/09/12	39,000	39,000
0.410%, 04/30/12	45,000	45,000
Barclays Bank PLC
0.390%, 03/23/12	48,300	48,300

SEI Daily Income Trust / Annual Report / January 31, 2012	19

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Continued)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.380%, 03/26/12	$49,000	$49,000
0.360%, 03/26/12	25,000	25,000
Chase Bank USA
0.180%, 04/23/12	52,400	52,400
Credit Suisse NY
0.470%, 02/21/12	15,000	15,000
0.450%, 04/10/12	45,000	45,000
DnB Bank
0.456%, 02/25/12 (A)	3,770	3,771
0.470%, 04/23/12	36,000	36,003
National Australia Bank
0.400%, 07/16/12	17,000	17,000
0.400%, 07/18/12	47,000	47,000
0.380%, 07/18/12	12,300	12,300
Nordea Bank Finland PLC
0.500%, 03/12/12	11,000	11,000
0.480%, 03/22/12	36,020	36,020
0.460%, 04/09/12	2,500	2,500
0.440%, 04/10/12	21,000	21,000
Skandinav Enskilda Bank NY
0.350%, 02/01/12	17,100	17,100
0.470%, 02/28/12	6,000	6,000
0.460%, 03/05/12	40,000	40,000
0.580%, 03/07/12	16,500	16,500
0.840%, 03/09/12	1,500	1,501
0.470%, 03/20/12	55,000	55,001
Sumitomo Mitsui Banking
0.450%, 03/12/12	41,000	41,000
0.460%, 03/23/12	30,000	30,000
0.450%, 04/11/12	22,800	22,800
Svenska HandelsBanken
0.435%, 02/24/12	46,000	46,000
0.480%, 03/05/12	45,000	45,000
0.500%, 03/20/12	46,000	46,000
0.515%, 04/05/12	20,000	20,000
0.450%, 04/23/12	10,000	10,000
Toronto-Dominion Bank
0.380%, 04/30/12	20,000	20,000
Westpac Banking
0.250%, 03/12/12	8,000	8,000
0.500%, 06/27/12	49,000	49,000

Total Certificates of Deposit (Cost $1,086,196) ($ Thousands)		1,086,196

MUNICIPAL BONDS (A) — 2.9%

California — 0.3%
Southern California, Metropolitan Water District, Ser B-4, RB
0.060%, 02/06/12	13,900	13,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 0.3%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.250%, 02/06/12	$100	$100
0.210%, 02/06/12	900	900
0.150%, 02/06/12	1,825	1,825
0.120%, 02/06/12	3,050	3,050
Colorado State, Housing & Finance Authority, Ser AA1, RB
0.150%, 02/01/12	3,665	3,665
Colorado State, Housing & Finance Authority, Ser B1, RB
0.140%, 02/01/12	3,425	3,425
Colorado State, Housing & Finance Authority, Ser C1, RB
0.200%, 02/01/12	1,000	1,000
Colorado State, Housing & Finance Authority, CL1, RB
0.210%, 02/01/12	400	400

		14,365

Connecticut — 0.2%
Connecticut State, Housing & Finance Authority, Ser D-3, RB
0.100%, 02/02/12	5,550	5,550
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.128%, 02/02/12	4,330	4,330

		9,880

Indiana — 0.0%
City of Rockport, Ser A, RB
0.080%, 02/01/12	1,500	1,500

Iowa — 0.3%
Iowa State, Finance Authority, Ser B, RB
0.130%, 02/02/12	900	900
Iowa State, Finance Authority, Ser C, RB
0.167%, 02/02/12	8,710	8,710
Iowa State, Finance Authority, Ser G, RB
0.170%, 02/02/12	345	345
Iowa State, Finance Authority, Ser M, RB
0.160%, 02/02/12	750	750

		10,705

Kentucky — 0.0%
Kentucky State, Housing Development Authority, Ser J, RB
0.440%, 02/02/12	250	250
Kentucky State, Housing Development Authority, Ser W, RB
0.430%, 02/01/12	1,440	1,440

		1,690

20	SEI Daily Income Trust / Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.1%
Simmons College, RB
0.170%, 02/02/12	$2,905	$2,905

Minnesota — 0.0%
Minnesota State, Housing Finance Agency, Ser T, RB
0.200%, 02/02/12	195	195

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.110%, 02/01/12	2,945	2,945

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, GO
0.167%, 02/02/12	3,600	3,600

Texas — 1.3%
JPMorgan Chase Putters, Ser 3953, RB
0.080%, 02/01/12	19,000	19,000
Texas State, GO
0.110%, 02/01/12	1,150	1,150
0.170%, 02/07/12	4,210	4,210
0.140%, 02/07/12	3,975	3,975
0.140%, 02/07/12	3,300	3,300
Texas State, Ser A, GO
0.140%, 02/07/12	3,830	3,830
Texas State, Ser A-2, GO
0.138%, 02/01/12	400	400
Texas State, Ser B, GO
0.140%, 02/02/12	5,710	5,710
Texas State, Ser B2, GO
0.108%, 02/01/12	1,000	1,000
Texas State, Ser C, GO
0.110%, 02/01/12	9,290	9,290
Texas State, Ser I, GO
0.108%, 02/01/12	2,395	2,395

		54,260

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, RB
0.060%, 02/01/12	8,300	8,300
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.138%, 02/02/12	990	990
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
1.300%, 02/01/12	1,050	1,050
1.279%, 02/01/12	220	220

		10,560

Total Municipal Bonds (Cost $126,505) ($ Thousands)		126,505

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
FFCB
0.316%, 02/10/12 (A)	$10,000	$9,999
FFCB DN
0.150%, 07/05/12 (B)	7,000	6,995
FHLB
0.130%, 02/24/12	13,500	13,500
FHLMC
0.410%, 02/01/12 (A)	28,310	28,300
FNMA
0.311%, 02/20/12 (A)	8,000	7,998
0.320%, 02/01/12 (A)	7,000	6,999
0.330%, 02/01/12 (A)	11,000	10,996
FNMA, Ser 1
0.400%, 02/01/12 (A)	22,900	22,896

Total U.S. Government Agency Obligations (Cost $107,683) ($ Thousands)		107,683

TIME DEPOSIT — 2.3%
Toronto-Dominion Bank
0.100%, 02/01/12	100,000	100,000

Total Time Deposit (Cost $100,000) ($ Thousands)		100,000

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes
1.375%, 01/15/13	15,500	15,682
4.625%, 07/31/12	23,335	23,853
1.000%, 04/30/12	22,000	22,047

Total U.S. Treasury Obligations (Cost $61,582) ($ Thousands)		61,582

CORPORATE OBLIGATION — 0.0%
Shell International Finance
0.920%, 03/22/12 (A)	1,000	1,002

Total Corporate Obligation (Cost $1,002) ($ Thousands)		1,002

REPURCHASE AGREEMENTS (D) — 36.3%
Barclays Capital 0.190%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $56,675,299 (collateralized by various FCSB/FNMA obligations, ranging in par value $11,808,000-$45,625,000, 1.010%-1.750%, 02/21/13-12/05/14, with total market value $57,809,165)	56,675	56,675

SEI Daily Income Trust / Annual Report / January 31, 2012	21

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Concluded)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Barclays Capital 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $100,000,556 (collateralized by various FNMA obligations, ranging in par value $13,664,464-$100,920,710, 3.500%-5.000%, 08/01/26-04/01/40, with total market value $102,000,001)	$100,000	$100,000
Barclays Capital 0.180%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $200,001,000 (collateralized by U.S. Treasury Notes, ranging in par value $59,750,000 $122,142,200, 0.125%-1.625%, 01/15/15-01/15/22, with total market value $204,000,115)	200,000	200,000
Goldman Sachs 0.210%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $137,000,799 (collateralized by FNMA obligations, par value $133,233,497, 4.000%, 11/01/41, with total market value $139,740,816)	137,000	137,000
JPMorgan Chase 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $37,000,226 (collateralized by various FHLMC obligations, ranging in par value $7,450,000-$30,086,231, 1.875%-6.202%, 01/01/23-01/01/38, with total market value $37,740,098)	37,000	37,000
JPMorgan Chase 0.250%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $69,000,479 (collateralized by various corporate obligations*†, ranging in par value $25,000-$9,700,000, 3.631%-8.000%, 10/01/13-09/01/21, with total market value $72,454,604)	69,000	69,000
RBC Capital 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $38,000,211 (collateralized by Rabobank, par value $39,140,218, 0.460%, 04/13/12, with total market value $39,140,218)	38,000	38,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $279,001,550 (collateralized by various FNMA/FMAC obligations, ranging in par value $6,691,943- $50,339,997, 1.976%-4.500%, 06/01/26-10/01/41, with total market value $284,581,582)	$279,000	$279,000
UBS 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $167,154,021 (collateralized by various FHLB/FNMA obligations, ranging in par value $32,073,000- $72,767,000, 0.000%-2.500%, 02/01/12-05/15/14, with total market value $170,496,828)	167,153	167,153
UBS 0.180%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $168,734,844 (collateralized by U.S. Treasury Notes, ranging in par value 18,336,600-$85,353,400, 2.375%-3.625%, 01/15/25- 04/15/28, with total market value $172,108,786)	168,734	168,734
Wells Fargo 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $65,000,361 (collateralized by various corporate obligations*†, ranging in par value $3,596,132- $9,046,000, 2.100%-7.875%, 01/07/14-04/01/20, with total market value $68,250,380)	65,000	65,000
Wells Fargo 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $247,001,509 (collateralized by various FNMA/FMAC obligations, ranging in par value $43,738,499- $67,512,185, 3.000%-5.000%, 01/01/27-01/01/42, with total market value $251,941,540)	247,000	247,000

Total Repurchase Agreements (Cost $1,564,562) ($ Thousands)		1,564,562

Total Investments — 100.3% (Cost $4,327,521) ($ Thousands)		$4,327,521

22	SEI Daily Income Trust / Annual Report / January 31, 2012

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at January 31, 2012, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JPMorgan Chase	Anadarko Petroleum	5.750%	06/15/14	$1,408
	Anadarko Petroleum	8.700	03/15/19	9,700
	Boston Scientific	5.500	11/15/15	1,500
	Boston Scientific	4.500	01/15/15	6,410
	Boston Scientific	5.450	06/15/14	327
	CC Holdings	7.750	05/01/17	530
	Discover Bank	7.000	04/15/20	99
	El Paso Natural Gas	5.950	04/15/17	3,328
	Entertainment Proper	7.750	07/15/20	400
	QVC Network	7.125	04/15/17	258
	QVC Network	7.500	10/01/19	606
	Qwest Communications	7.500	02/15/14	25
	SLM Corp.	5.000	10/01/13	143
	SLM Corp.	3.631	01/27/14	500
	SLM Corp.	5.375	05/15/14	668
	Southern Natural Gas	4.400	06/15/21	9,690
	Tennessee Gas Pipeline	7.500	04/01/17	5,354
	Tennessee Gas Pipeline	8.000	02/01/16	4,295
	The Williams Co.	7.625	07/15/19	402
	The Williams Co.	7.875	09/01/21	15,086
Wells Fargo	Bottling Group	5.125	01/15/19	6,558
	GE Capital	2.100	01/07/14	9,046
	Health Care Property	5.625	05/01/17	8,772
	Pan pac Retail	5.250	09/01/15	8,500
	Petrohawk Energy	7.875	06/01/15	9,000
	Prologis LP	7.375	10/30/19	7,878
	Scana Corp.	6.250	04/01/20	3,596
	Talisman Energy	5.125	05/15/15	8,500

Percentages are based on Net Assets of $4,315,330 ($ Thousands).

†	Securities are FDIC guaranteed.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by major bank.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

DN — Discount Note

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of January 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2012	23

SCHEDULE OF INVESTMENTS

Treasury Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 37.2%
U.S. Treasury Bills (A)
0.120%, 02/02/12	$15,000	$15,000
0.070%, 03/08/12	5,000	4,999
0.100%, 05/03/12	4,330	4,329
U.S. Treasury Notes
1.375%, 02/15/12 to 01/15/13	14,165	14,249
4.500%, 03/31/12 to 04/30/12	11,585	11,684
1.000%, 03/31/12 to 04/30/12	52,315	52,426
4.750%, 05/31/12	1,500	1,523
0.750%, 05/31/12	27,180	27,238
1.500%, 07/15/12	3,300	3,321
4.625%, 07/31/12	8,500	8,690
0.625%, 07/31/12	5,000	5,013
1.750%, 08/15/12	2,500	2,522
4.125%, 08/31/12	5,000	5,116
0.375%, 09/30/12 to 10/31/12	4,400	4,408
3.875%, 10/31/12	2,300	2,364
4.000%, 11/15/12	5,000	5,152
1.125%, 12/15/12	2,500	2,521

Total U.S. Treasury Obligations (Cost $170,555) ($ Thousands)		170,555

REPURCHASE AGREEMENTS (B) — 63.3%
Barclays Capital 0.070%, dated 01/11/12, to be repurchased on 02/13/12, repurchase price $10,000,622 (collateralized by U.S. Treasury Notes, ranging in par value $253,700-$3,134,200, 1.250%- 3.625%, 04/15/14-04/15/28, with total market value $10,200,082) (C)	10,000	10,000
Barclays Capital 0.180%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $39,000,195 (collateralized by U.S. Treasury Notes, par value $38,713,300, 1.500%, 08/31/18, with total market value $39,780,043)	39,000	39,000
BNP Paribas 0.190%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $40,000,211 (collateralized by U.S. Treasury Bonds, ranging in par value $392,100-$7,952,000, 6.250%- 10.625%, 08/15/15-02/15/27, with total market value $40,800,125)	40,000	40,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Credit Suisse 0.100%, dated 01/24/12, to be repurchased on 04/23/12, repurchase price $2,000,500 (collateralized by U.S. Treasury Bonds, par value $1,975,000, 3.125%, 11/15/41, with total market value $2,042,368) (C)	$2,000	$2,000
Credit Suisse 0.100%, dated 01/24/12, to be repurchased on 03/23/12, repurchase price $2,000,328 (collateralized by U.S. Treasury Bonds, par value $1,975,000, 3.125%, 11/15/41, with total market value $2,042,368) (C)	2,000	2,000
Credit Suisse 0.180%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $40,000,200 (collateralized by U.S. Treasury Bonds, par value $31,615,000, 4.375%, 05/15/41, with total market value $40,804,367)	40,000	40,000
Deutsche Bank 0.200%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $50,000,278 (collateralized by U.S. Treasury Notes, par value $50,068,500, 2.000%, 11/15/21, with total market value $51,000,063)	50,000	50,000
JPMorgan Chase 0.150%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $40,000,167 (collateralized by U.S. Treasury Notes, par value $40,090,000, 1.000%, 10/31/16, with total market value $40,801,900)	40,000	40,000
RBC Capital 0.130%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $40,000,144 (collateralized by U.S. Treasury Notes, par value $39,706,100, 1.000%, 08/31/18, with total market value $40,800,199)	40,000	40,000
UBS 0.180%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $26,809,134 (collateralized by U.S. Treasury Notes, par value $26,350,122, 1.000%, 10/31/12, with total market value $27,345,181)	26,809	26,809

Total Repurchase Agreements (Cost $289,809) ($ Thousands)		289,809

Total Investments — 100.5% (Cost $460,364) ($ Thousands)		$460,364

24	SEI Daily Income Trust / Annual Report / January 31, 2012

Percentages are based on Net Assets of $457,865($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Securities considered illiquid. The total value of such securities as of January 31, 2012 was $14,000 ($ Thousands) and represented 3.1% of Net Assets.

As of January 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2012	25

SCHEDULE OF INVESTMENTS

Treasury II Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 103.0%
U.S. Treasury Bills (A)
0.025%, 02/02/12	$348,002	$348,002
0.011%, 02/09/12	67,042	67,042
0.021%, 02/16/12	87,468	87,467
0.027%, 02/23/12	72,000	71,999
0.000%, 03/01/12	26,000	25,999
0.070%, 03/08/12	6,000	5,999
0.045%, 04/05/12 to 04/12/12	13,374	13,373
0.040%, 04/19/12	9,000	8,999
0.100%, 05/03/12	1,620	1,620
U.S. Treasury Notes
4.875%, 02/15/12	21,700	21,740
1.375%, 02/15/12 to 01/15/13	50,660	50,877
0.875%, 02/29/12	10,000	10,006
4.500%, 03/31/12 to 04/30/12	20,730	20,934
1.000%, 03/31/12 to 04/30/12	69,000	69,147
4.750%, 05/31/12	7,000	7,107
0.750%, 05/31/12	15,800	15,834
1.875%, 06/15/12	10,000	10,066
1.500%, 07/15/12	19,400	19,523
4.625%, 07/31/12	9,000	9,201
1.750%, 08/15/12	3,000	3,026
4.125%, 08/31/12	7,000	7,163
0.375%, 09/30/12 to 10/31/12	6,700	6,712
3.875%, 10/31/12	4,100	4,215
4.000%, 11/15/12	8,000	8,243
3.375%, 11/30/12	2,000	2,053
1.125%, 12/15/12	3,500	3,529

Total U.S. Treasury Obligations (Cost $899,876) ($ Thousands)		899,876

Total Investments — 103.0% (Cost $899,876)($ Thousands)		$899,876

Percentages are based on Net Assets of $873,375 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

As of January 31, 2012, all of the Fund’s investments were considered Level 2, in accordance with ASC-820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

26	SEI Daily Income Trust / Annual Report / January 31, 2012

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 60.8%

Agency Mortgage-Backed Obligations — 60.8%
FHLMC
6.000%, 06/01/21	$814	$880
4.500%, 07/01/23	6	6
3.500%, 01/01/41 to 10/01/41	16,482	17,109
2.629%, 06/01/24 (A)	49	49
2.565%, 06/01/24 (A)	102	104
2.500%, 01/01/18 (A)	23	24
2.460%, 06/01/17 (A)	23	23
2.451%, 04/01/22 (A)	20	20
2.435%, 04/01/19 (A)	15	16
2.427%, 07/01/20 (A)	4	4
2.406%, 07/01/24 (A)	14	15
2.381%, 03/01/19 (A)	18	18
2.376%, 12/01/23 (A)	1,831	1,930
2.375%, 09/01/20 (A)	8	9
2.371%, 05/01/24 (A)	56	56
2.347%, 05/01/19 (A)	24	24
2.332%, 02/01/19 (A)	23	23
2.330%, 09/01/18 (A)	4	4
2.321%, 04/01/29 (A)	85	88
2.257%, 12/01/23 (A)	96	97
2.250%, 07/01/18 to 11/01/20 (A)	11	11
2.184%, 04/01/29 (A)	36	38
2.174%, 03/01/19 (A)	26	26
2.125%, 02/01/16 to 11/01/18 (A)	28	30
2.071%, 01/01/17 (A)	4	4
2.000%, 02/01/17 to 07/01/18 (A)	23	23
1.750%, 04/01/16 to 03/01/17 (A)	12	12
1.625%, 02/01/16 to 12/01/16 (A)	13	13
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	666	811
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	94	94
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	50	50
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	2,772	2,861
FHLMC REMIC, Ser 2005-3022, Cl MB
5.000%, 12/15/28	359	360
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	4,000	4,261
FHLMC REMIC, Ser 2006-3148, Cl CF
0.690%, 02/15/34 (A)	1,409	1,407

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	$12,723	$13,925
FHLMC REMIC, Ser 3153, Cl FX
0.640%, 05/15/36 (A)	455	454
FNMA
7.000%, 06/01/37	54	62
6.657%, 04/01/14	3,672	3,843
6.500%, 05/01/26 to 09/01/36	1,183	1,334
6.000%, 02/01/23 to 09/01/24	14,026	15,103
5.500%, 06/01/16 to 12/01/25	4,104	4,480
5.300%, 07/01/19	1,292	1,455
5.140%, 11/01/15	3,208	3,538
5.090%, 11/01/15	4,087	4,504
5.000%, 03/01/19 to 04/01/41	7,239	7,831
4.974%, 12/01/13	1,393	1,470
4.959%, 02/01/13	57	58
4.835%, 11/01/12	981	990
4.830%, 02/01/13	2,155	2,195
4.771%, 09/01/15	6,970	7,695
4.767%, 04/01/13	104	106
4.500%, 04/01/26 to 10/01/31	10,372	11,112
4.100%, 07/01/13	917	944
4.000%, 05/01/26 to 08/01/26	8,272	8,791
3.580%, 10/01/16	2,401	2,589
2.990%, 10/01/17	3,432	3,641
2.630%, 09/01/17	22,730	23,755
2.405%, 12/01/29 (A)	125	126
2.381%, 08/01/29 (A)	476	504
2.245%, 09/01/25 (A)	97	102
2.195%, 02/01/27 (A)	94	97
2.138%, 09/01/24 (A)	697	727
2.097%, 05/01/28 (A)	611	636
2.011%, 08/01/27 (A)	412	417
FNMA REMIC, Ser 1992-61, Cl FA
0.931%, 10/25/22 (A)	121	121
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	49	53
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	25	28
FNMA REMIC, Ser 1994-77, Cl FB
1.781%, 04/25/24 (A)	10	11
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	105	112
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	573	604
FNMA REMIC, Ser 2002-53, Cl FK
0.676%, 04/25/32 (A)	202	202
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	554	583
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	1,250	1,265
FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	16	16

SEI Daily Income Trust / Annual Report / January 31, 2012	27

SCHEDULE OF INVESTMENTS

Short-Duration Government Fund (Concluded)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2006-76, Cl QF
0.676%, 08/25/36 (A)	$2,333	$2,329
FNMA REMIC, Ser 2006-79, Cl DF
0.626%, 08/25/36 (A)	2,036	2,032
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	3,562	3,992
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	9,463	10,388
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	9,543	10,313
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,441
FNMA TBA
6.000%, 02/01/36	120,800	132,771
4.500%, 02/01/34	3,400	3,633
3.500%, 02/01/41	13,000	13,678
GNMA
6.500%, 04/15/17 to 02/20/39	2,160	2,482
6.000%, 06/15/16 to 09/15/19	384	421
5.500%, 10/15/34 to 02/15/41	25,831	28,874
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.960%, 09/16/35 (A)	167	37
GNMA TBA
5.000%, 02/01/39	50,000	55,398
4.000%, 02/01/40	10,600	11,430
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	794	802

Total Mortgage-Backed Securities (Cost $441,386) ($ Thousands)		449,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.5%
FHLB
3.250%, 09/12/14	9,915	10,634
2.750%, 03/13/15	4,440	4,737
FHLMC
2.500%, 04/23/14	50,024	52,272
FNMA
5.000%, 03/15/16	20,752	24,268
3.000%, 09/16/14	2,220	2,365
2.750%, 03/13/14	35,520	37,201
0.750%, 02/26/13	12,580	12,652

Total U.S. Government Agency Obligations (Cost $139,016) ($ Thousands)		144,129

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Notes
2.625%, 11/15/20	19,136	20,757
3.875%, 02/15/13	72,500	75,292

Total U.S. Treasury Obligations (Cost $93,388) ($ Thousands)		96,049

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 34.9%
BNP Paribas 0.240%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $140,300,935 (collateralized by FNMA/FHLMC obligations, ranging in par value $21,411,566-$33,661,447, 3.500%-6.000%, 07/01/26- 01/01/42, with total market value $143,106,000)	$140,300	$140,300
JPMorgan Chase 0.230%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $117,900,753 (collateralized by various FHLMC obligations, ranging in par value $2,939,893-$20,004,170, 2.241%-5.938%, 06/01/24- 09/01/41, with total market value $120,259,139)	117,900	117,900

Total Repurchase Agreements (Cost $258,200) ($ Thousands)		258,200

Total Investments — 128.2% (Cost $931,990) ($ Thousands)		$947,378

The open futures contracts held by the Fund at January 31, 2012, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	76	Mar-2012	$142
U.S. 2-Year Treasury Note	512	Mar-2012	143
U.S. 5-Year Treasury Note	(408)	Mar-2012	(543)

			$(258)

For the year ended January 31, 2012, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $739,126 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

28	SEI Daily Income Trust / Annual Report / January 31, 2012

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$449,000	$—	$449,000
U.S. Government Agency
Obligations	—	144,129	—	144,129
U.S. Treasury Obligations	—	96,049	—	96,049
Repurchase Agreements	—	258,200	—	258,200

Total Investments in Securities	$—	$947,378	$—	$947,378

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(258)	$—	$—	$(258)

*	Futures contracts are valued at the unrealized appreciation/(depreciation).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2012	29

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 87.6%

Agency Mortgage-Backed Obligations — 87.6%
FHLMC
6.500%, 01/01/18 to 12/01/32	$212	$241
6.000%, 09/01/24	673	742
5.500%, 06/01/19 to 12/01/20	412	449
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	8	9
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	123	127
FHLMC REMIC, Ser 2003-2587, Cl ET
3.700%, 07/15/17	54	54
FHLMC REMIC, Ser 2003-2622, Cl PE
4.500%, 05/15/18	2,620	2,777
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	0	0
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	437	445
FHLMC REMIC, Ser 2004-2802, Cl PF
0.643%, 09/15/33 (A)	560	560
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	1,300	1,385
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	23	23
FNMA
6.500%, 03/01/33 to 10/01/34	136	154
6.450%, 10/01/18	495	569
6.000%, 02/01/23	430	463
5.931%, 02/01/12	213	213
5.680%, 06/01/17	530	599
5.500%, 03/01/14 to 12/01/25	2,349	2,567
5.034%, 08/01/15	369	405
5.000%, 02/01/13 to 04/01/41	2,920	3,151
4.959%, 02/01/13	149	152
4.771%, 02/01/12	1,220	1,347
4.500%, 04/01/26 to 10/01/31	895	960
4.360%, 12/01/15	974	1,048
4.000%, 05/01/26 to 08/01/26	644	684
3.790%, 07/01/13	997	1,023
2.990%, 10/01/17	3,236	3,433
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	148	158
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	312	316

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2006-79, Cl DF
0.626%, 02/25/12 (A)	$359	$359
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	619	694
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	968	1,063
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	1,104	1,193
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,478
FNMA TBA
6.000%, 02/01/36	7,000	7,694
4.500%, 02/01/34	300	321
GNMA
8.750%, 07/20/17 to 07/20/17	7	7
8.500%, 11/20/16 to 08/20/17	31	34
7.500%, 11/15/25 to 03/15/27	27	32
6.000%, 09/15/24	589	669
5.500%, 06/15/38 to 01/15/39	3,754	4,196
GNMA TBA
5.500%, 02/15/34	400	447
5.000%, 02/01/39	8,700	9,639
4.000%, 02/01/40	7,900	8,518
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	193	195

Total Mortgage-Backed Securities (Cost $61,086) ($ Thousands)		62,593

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
FHLB
2.750%, 03/13/15	1,500	1,600
FNMA
2.750%, 03/13/14	2,050	2,147

Total U.S. Government Agency Obligations (Cost $3,605) ($ Thousands)		3,747

U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Notes (B)
2.250%, 05/31/14	1,400	1,465

Total U.S. Treasury Obligation (Cost $1,429) ($ Thousands)		1,465

ASSET-BACKED SECURITY — 0.7%

Other — 0.7%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	462	491

Total Asset-Backed Security (Cost $462) ($ Thousands)		491

30	SEI Daily Income Trust / Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 40.7%
BNP Paribas 0.240%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $15,300,102 (collateralized by various FHLMC/GNMA obligations, ranging in par value $349,057-$14,548,548, 3.430%-3.500%, 02/01/42- 01/15/47, with total market value $15,606,001)	$15,300	$15,300
Goldman Sachs 0.220%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $13,800,084 (collateralized by GNMA, par value $13,348,435, 3.500%, 01/20/42, with total market value $14,076,000)	13,800	13,800

Total Repurchase Agreements (Cost $29,100) ($ Thousands)		29,100

Total Investments — 136.3% (Cost $95,682) ($ Thousands)		$97,396

The open futures contracts held by the Fund at January 31, 2012, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number Of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	63	Mar-2012	$111
U.S. 2-Year Treasury Note	(7)	Mar-2012	(2)
U.S. 5-Year Treasury Note	215	Mar-2012	285

			$394

For the year ended January 31, 2012, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $71,458 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012. The date reported is the final maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open future contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$62,593	$—	$62,593
U.S. Government Agency
Obligations	—	3,747	—	3,747
U.S. Treasury Obligation	—	1,465	—	1,465
Asset-Backed Security	—	491	—	491
Repurchase Agreements	—	29,100	—	29,100

Total Investments in Securities	$—	$97,396	$—	$97,396

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$394	$—	$—	$394

*	Futures contracts are valued at the unrealized appreciation/(depreciation).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2012	31

SCHEDULE OF INVESTMENTS

GNMA Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 100.1%

Agency Mortgage-Backed Obligations — 100.1%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.860%, 06/15/36 (A)	$511	$68
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.330%, 07/15/36 (A)	1,032	149
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.140%, 02/15/37 (A)	3,567	528
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.160%, 04/15/37 (A)	3,321	500
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.160%, 02/15/40 (A)	14,754	2,482
FNMA
8.000%, 09/01/14 to 09/01/28	73	81
7.000%, 08/01/29 to 09/01/32	274	321
6.500%, 09/01/32	123	141
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	26	28
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	52	57
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,059	1,137
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.134%, 03/25/37 (A)	7,898	1,168
GNMA
12.500%, 06/15/14	0	0
12.000%, 04/15/14	0	0
10.000%, 05/15/16 to 09/15/19	16	16
9.500%, 08/15/17 to 11/15/20	37	39
9.000%, 12/15/17 to 05/15/22	103	110
8.500%, 10/15/16 to 06/15/17	35	37
8.000%, 04/15/17 to 03/15/32	558	629
7.750%, 10/15/26	41	50
7.500%, 02/15/27 to 10/15/35	333	386
7.250%, 01/15/28	119	139
7.000%, 04/15/19 to 06/20/38	5,101	5,929
6.750%, 11/15/27	46	54
6.500%, 02/15/13 to 05/15/40	5,174	5,969
6.000%, 07/15/24 to 10/15/39	3,603	4,087
5.500%, 01/15/33 to 02/15/41	23,571	26,402
5.000%, 04/15/33 to 06/20/40	33,505	37,199
4.500%, 08/15/33 to 12/15/41	5,481	6,002
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	2,365	2,640
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	737	846

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	$3,331	$264
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.960%, 09/16/35 (A)	4,179	915
GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	3,019
GNMA TBA
6.500%, 02/19/34	700	803
6.000%, 02/15/35	16,900	19,055
5.500%, 02/15/34	5,100	5,693
5.000%, 02/01/39 to 02/01/40	45,000	49,815
4.500%, 02/15/39	46,000	50,241
3.500%, 02/01/41	15,500	16,315

Total Mortgage-Backed Securities (Cost $234,009) ($ Thousands)		243,314

PURCHASED OPTION — 0.0%
Euro Dollar 1 Year Curve Put Option, Expires 09/17/12, Strike Price $ 98.75	487	33

Total Repurchased Option (Cost $70) ($ Thousands)		33

REPURCHASE AGREEMENTS (C) — 63.2%
BNP Paribas 0.240%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $55,700,371 (collateralized by various FNMA obligations, ranging in par value $5,788,699-$55,695,556, 3.500%-5.500%, 05/01/24-08/01/41, with total market value $56,814,000)	55,700	55,700
JPMorgan Chase 0.230%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $48,300,309 (collateralized by various FNMA obligations, ranging in par value $21,414-$1,688,375, 3.000%-5.500%, 05/01/18-01/01/42, with total market value $49,268,088)	48,300	48,300
UBS 0.240%, dated 01/31/12, to be repurchased on 02/01/12, repurchase price $49,600,331 (collateralized by FNMA, par value $48,219,870, 3.500%, 01/01/32, with total market value $50,592,000)	49,600	49,600

Total Repurchase Agreements (Cost $153,600) ($ Thousands)		153,600

Total Investments — 163.3% (Cost $387,679) ($ Thousands)		$396,947

32	SEI Daily Income Trust / Annual Report / January 31, 2012

The open futures contracts held by the Fund at January 31, 2012, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	44	Mar-2012	$92
U.S. 2-Year Treasury Note	(51)	Mar-2012	(14)

			$78

For the year ended January 31, 2012, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $243,016 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012. The date reported is the final maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open future contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$243,314	$—	$243,314
Purchased Option	33	—	—	33
Repurchase Agreements	—	153,600	—	153,600

Total Investments in Securities	$33	$396,914	$—	$396,947

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$78	$—	$—	$78

*	Futures contracts are valued at the unrealized appreciation/(depreciation).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Annual Report / January 31, 2012	33

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 36.8%

Banks — 7.0%
ANZ National International
2.375%, 12/21/12 (A)	$342	$346
Bank of America MTN
1.673%, 01/30/14 (B)	1,000	968
Bank of Montreal
2.125%, 06/28/13	504	514
Bank of Montreal MTN
0.723%, 04/29/14 (B)	500	499
Bank of Nova Scotia
1.850%, 01/12/15	1,000	1,019
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	336	341
BB&T
1.125%, 04/28/14 (B)	525	523
BB&T MTN
3.375%, 09/25/13	629	652
BNP Paribas MTN
2.125%, 12/21/12	546	546
BPCE
2.375%, 10/04/13 (A)	504	493
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	703	710
Danske Bank MTN
1.451%, 04/14/14 (A) (B)	1,050	1,006
Deutsche Bank
2.375%, 01/11/13	315	317
HSBC Bank PLC
1.203%, 01/17/14 (A) (B)	923	915
ING Bank
2.650%, 01/14/13 (A)	525	524
2.000%, 10/18/13 (A)	629	619
Nordea Bank
1.750%, 10/04/13 (A)	629	624
Royal Bank of Canada MTN
0.703%, 04/17/14 (B)	1,000	995
Royal Bank of Scotland PLC
3.400%, 08/23/13	839	853
Societe Generale
2.200%, 09/14/13 (A)	525	511
Societe Generale MTN
1.441%, 04/11/14 (A) (B)	350	330

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Standard Chartered PLC
1.231%, 05/12/14 (A) (B)	$1,000	$992
State Street
0.683%, 03/07/14 (B)	715	708
Swedbank Hypotek
0.813%, 03/28/14 (A) (B)	1,400	1,377
Toronto-Dominion Bank
0.701%, 07/14/14 (B)	620	614
Wachovia MTN
5.500%, 05/01/13	734	775

		17,771

Consumer Products — 1.1%
Comcast Cable Holdings LLC
9.800%, 02/01/12	1,000	1,000
DIRECTV Holdings LLC
3.500%, 03/01/16	465	485
President and Fellows of Harvard College
3.700%, 04/01/13	556	575
Target
0.610%, 01/11/13 (B)	750	751

		2,811

Energy — 0.6%
BP Capital Markets PLC
5.250%, 11/07/13	525	566
0.937%, 03/11/14 (B)	1,000	1,003

		1,569

Financial Services — 11.8%
Ally Financial
0.350%, 12/19/12 (B)	734	734
American Express Credit
1.208%, 06/24/14 (B)	1,500	1,478
American Honda Finance
1.850%, 09/19/14 (A)	1,500	1,516
Caterpillar Financial Services
0.662%, 04/01/14 (B)	850	853
Caterpillar Financial Services MTN
1.900%, 12/17/12	350	354
Citigroup
5.125%, 05/05/14	839	881
1.302%, 04/01/14 (B)	1,250	1,197
Daimler Finance North America LLC
2.300%, 01/09/15 (A)	1,500	1,510
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	531	540
2.250%, 01/10/14 (A)	135	135
General Electric Capital
1.234%, 01/07/14 (B)	420	420
General Electric Capital MTN
2.625%, 12/28/12	2,000	2,045
2.125%, 12/21/12	9,881	10,055
1.142%, 05/09/16 (B)	1,000	955

34	SEI Daily Income Trust / Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

John Deere Capital MTN
1.875%, 06/17/13	$420	$427
0.553%, 07/15/13 (B)	655	657
Kimco Realty
6.000%, 11/30/12	734	755
National Rural Utilities Cooperative Finance
1.125%, 11/01/13	202	204
1.000%, 02/02/15	1,300	1,300
NCUA Guaranteed Notes
0.263%, 06/12/13 (B)	530	530
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	1,272	1,286
Toyota Motor Credit MTN
1.375%, 08/12/13	839	845
Ventas Realty
3.125%, 11/30/15	519	523
Volkswagen International Finance
0.984%, 04/01/14 (A) (B)	850	834

		30,034

Food, Beverage & Tobacco — 3.3%
Anheuser-Busch InBev Worldwide
0.972%, 01/27/14 (B)	986	989
0.606%, 07/14/14 (B)	1,200	1,198
Coca-Cola Enterprises
0.593%, 02/18/14 (B)	1,049	1,046
General Mills
5.250%, 08/15/13	776	828
Kraft Foods
1.456%, 07/10/13 (B)	1,500	1,505
PepsiCo
0.800%, 08/25/14	595	598
Philip Morris International
2.500%, 05/16/16	1,000	1,041
SABMiller Holdings
1.850%, 01/15/15 (A)	1,300	1,304

		8,509

Health Care — 2.0%
AmerisourceBergen
5.625%, 09/15/12	1,049	1,079
Aristotle Holding
2.750%, 11/21/14 (A)	1,000	1,021
Express Scripts
5.250%, 06/15/12	650	660
GlaxoSmithKline Capital
4.850%, 05/15/13	357	378
Mount Sinai Hospital
2.210%, 07/01/12	365	366
Quest Diagnostics
1.208%, 03/24/14 (B)	335	337

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sanofi
0.673%, 03/28/14 (B)	$1,000	$1,000
Thermo Fisher Scientific
2.050%, 02/21/14	274	282

		5,123

Industrials — 0.5%
Boeing
1.875%, 11/20/12	304	307
Danaher
1.300%, 06/23/14	670	682
Textron
6.500%, 06/01/12	210	213

		1,202

Information Technology — 0.9%
eBay
0.875%, 10/15/13	290	292
Hewlett-Packard
0.719%, 05/30/14 (B)	1,000	974
Xerox
1.110%, 05/16/14 (B)	995	982

		2,248

Insurance — 3.0%
Allstate Life Global Funding Trust MTN
5.375%, 04/30/13	900	951
American International Group
4.250%, 09/15/14	650	653
Berkshire Hathaway Finance
0.721%, 01/10/14 (B)	1,049	1,050
MBIA Insurance
14.000%, 01/15/33 (A) (B)	210	127
Metropolitan Life Global Funding I
1.141%, 01/10/14 (A) (B)	839	830
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	839	879
Monumental Global Funding III
0.603%, 01/15/14 (A)(B)	378	368
New York Life Global Funding
1.300%, 01/12/15 (A)	750	753
0.634%, 04/04/14 (A) (B)	1,000	991
Prudential Financial MTN
5.100%, 09/20/14	462	501
2.750%, 01/14/13	525	532

		7,635

Investment Banker/Broker Dealer — 3.8%
BlackRock
2.250%, 12/10/12	420	426
Citigroup Funding
2.250%, 12/10/12	2,015	2,052

SEI Daily Income Trust / Annual Report / January 31, 2012	35

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Credit Agricole Home Loan
1.162%, 07/21/14 (A) (B)	$1,000	$958
Goldman Sachs Group
1.269%, 02/07/14 (B)	1,431	1,383
Goldman Sachs Group MTN
6.000%, 05/01/14	239	257
JPMorgan Chase
4.650%, 06/01/14	944	1,013
JPMorgan Chase MTN
1.216%, 01/24/14 (B)	839	837
Morgan Stanley
4.200%, 11/20/14	839	848
2.016%, 01/24/14 (B)	525	505
Morgan Stanley, Ser G MTN
0.691%, 01/09/14 (B)	252	237
UBS
1.875%, 01/23/15 (A)	850	847
1.425%, 01/28/14 (B)	407	399

		9,762

Materials — 0.2%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	376	377

Media — 0.3%
NBCUniversal Media LLC
2.100%, 04/01/14	734	747

Security & Commodity Brokers — 0.5%
Genworth Global Funding Trusts, Ser 2007-B
0.426%, 05/15/12 (B)	504	502
MassMutual Global Funding II
0.781%, 01/14/14 (A) (B)	874	874

		1,376

Sovereign — 0.2%
Republic of Austria MTN
2.000%, 11/15/12 (A)	468	472

Telephones & Telecommunication — 0.5%
Cellco Partnership
5.250%, 02/01/12	329	329
Verizon Communications
1.250%, 11/03/14	1,000	1,009

		1,338

Utilities — 1.1%
Allegheny Energy Supply LLC
8.250%, 04/15/12 (A)	546	553
Commonwealth Edison
1.625%, 01/15/14	382	388

Description	Face Amount ($ Thousands)	Value ($ Thousands)

DTE Energy
1.031%, 06/03/13 (B)	$430	$430
Georgia Power
1.300%, 09/15/13	600	607
Sempra Energy
1.107%, 03/15/14 (B)	800	798

		2,776

Total Corporate Obligations (Cost $93,984) ($ Thousands)		93,750

ASSET-BACKED SECURITIES — 34.5%

Automotive — 23.9%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	719	722
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	665	668
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	292	294
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	965	970
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	428	429
Ally Auto Receivables Trust, Ser 2011-4, Cl A2
0.650%, 03/17/14	350	350
Ally Auto Receivables Trust, Ser 2012-1, Cl A2
0.710%, 09/15/14	1,100	1,101
Ally Master Owner Trust, Ser 2010-1, Cl A
1.993%, 01/15/15 (A) (B)	944	955
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	1,507	1,533
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.113%, 01/15/16 (B)	642	644
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	327	333
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	128	128
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	473	473
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,111	1,122

36	SEI Daily Income Trust / Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	$418	$431
AmeriCredit Automobile Receivables Trust, Ser 2010-B, Cl A2
1.180%, 02/06/14	91	91
AmeriCredit Automobile Receivables Trust, Ser 2011-2, Cl A2
0.900%, 09/08/14	301	301
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	440	442
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	625	626
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	215	215
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	252	253
Avis Budget Rental Car Funding, Ser 2009-1A, Cl A
9.310%, 10/20/13 (A)	1,506	1,561
Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	813	841
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	172	177
Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 11/20/14 (A)	560	562
Bank of America Auto Trust, Ser 2009-1A, Cl A4
3.520%, 06/15/16 (A)	1,282	1,303
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (A)	158	158
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	462	470
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	453	454
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	174	175
BMW Vehicle Lease Trust, Ser 2010-1, Cl A3
0.820%, 04/15/13	1,119	1,120
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	460	461

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BMW Vehicle Owner Trust, Ser 2011-A, Cl A3
0.760%, 08/25/15	$1,020	$1,023
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	22	22
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	155	157
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	111	112
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	14	14
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	137	141
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	706	710
CarMax Auto Owner Trust, Ser 2010-1, Cl A4
2.400%, 04/15/15	655	671
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.000%, 02/16/15	645	649
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	596	598
CarMax Auto Owner Trust, Ser 2011-3, Cl A2
0.700%, 11/17/14	930	931
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	124	124
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	40	40
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A4
1.040%, 12/15/13 (A)	955	958
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A3
0.800%, 07/15/13 (A)	810	811
Ford Credit Auto Lease Trust, Ser 2011-A, Cl A2
0.740%, 09/15/13	605	605
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	1,500	1,502
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A4
4.370%, 10/15/12	6	6

SEI Daily Income Trust / Annual Report / January 31, 2012	37

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.743%, 05/15/13 (B)	$20	$20
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	166	166
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	269	270
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	376	377
Ford Credit Floorplan Master Owner Trust, Ser 2009-2, Cl A3
1.793%, 09/15/14 (B)	1,424	1,434
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl B
2.493%, 12/15/14 (A) (B)	1,001	1,014
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.893%, 12/15/14 (A)(B)	1,593	1,609
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.843%, 02/15/16 (B)	208	208
GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.793%, 10/20/14 (A) (B)	1,353	1,363
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	53	53
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A3
2.620%, 03/15/14	225	226
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	232	233
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	365	366
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	505	505
Hertz Vehicle Financing LLC, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	936	960
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	835	849
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	890	897
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	402	404

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A3
0.700%, 04/21/14	$665	$666
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	366	366
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	445	447
Huntington Auto Trust, Ser 2009-1A, Cl A4
5.730%, 01/15/14 (A)	747	758
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	670	669
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13 (A)	555	555
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A3
1.020%, 08/15/14 (A)	1,000	1,001
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	60	61
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	315	317
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	567	569
Hyundai Auto Receivables Trust, Ser 2011-A, Cl A2
0.690%, 11/15/13	383	383
Hyundai Auto Receivables Trust, Ser 2011-B, Cl A2
0.590%, 03/15/14	574	574
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	1,250	1,252
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	350	351
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (A)	1,396	1,396
Navistar Financial Owner Trust, Ser 2010-A, Cl B
4.170%, 10/20/14 (A)	243	245
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	1,097	1,104
Navistar Financial Owner Trust, Ser 2010-B, Cl A2
0.810%, 01/18/13 (A)	346	346

38	SEI Daily Income Trust / Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	$420	$420
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	1,500	1,509
Nissan Auto Receivables Owner Trust, Ser 2011-A, Cl A2
0.650%, 12/16/13	593	594
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A2
0.910%, 11/15/13 (A)	136	136
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/14 (A)	1,350	1,354
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl A3
1.240%, 02/17/14	659	660
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	170	170
Santander Drive Auto Receivables Trust, Ser 2011-1, Cl A2
0.940%, 02/18/14	732	732
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	975	976
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	323	324
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	627	628
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	50	51
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	236	236
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	335	335
World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	414	418
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	96	96
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	399	399
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A2
0.810%, 10/15/13	730	731

Description	Face Amount ($ Thousands)	Value ($ Thousands)

World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	$570	$578

		60,798

Credit Card — 4.1%
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.243%, 03/16/15 (A) (B)	632	633
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	850	869
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.647%, 10/15/15 (B)	546	547
Citibank Omni Master Trust, Ser 2009-A12, Cl A12
3.350%, 08/15/16 (A)	1,670	1,693
Citibank Omni Master Trust, Ser 2009-A8, Cl A8
2.343%, 05/16/16 (A) (B)	1,600	1,608
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.543%, 12/15/14 (B)	875	879
Discover Card Master Trust, Ser 2009-A2, Cl A
1.543%, 02/17/15 (B)	1,175	1,183
Discover Card Master Trust, Ser 2011-A1, Cl A1
0.593%, 08/15/16 (B)	845	848
Discover Card Master Trust, Ser 2011-A2, Cl A2
0.453%, 11/16/15 (B)	535	536
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.343%, 04/15/15 (B)	1,120	1,125
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.793%, 01/15/17 (B)	619	624

		10,545

Miscellaneous Business Services — 6.4%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.140%, 08/16/19 (A) (B)	298	193
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.630%, 01/18/21 (A) (B)	473	436
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.795%, 08/22/16 (A) (B)	56	56
CNH Equipment Trust, Ser 2009-B, Cl A3
5.170%, 10/15/14	413	422
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	521	523

SEI Daily Income Trust / Annual Report / January 31, 2012	39

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CNH Equipment Trust, Ser 2011-A, Cl A2
0.620%, 06/16/14	$307	$307
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	1,350	1,353
CNH Wholesale Master Note Trust, Ser 2011-1A, Cl A
1.043%, 12/15/15 (A) (B)	647	648
Colts Trust, Ser 2006-2A, Cl A
0.631%, 12/20/18 (A) (B)	30	30
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.435%, 06/25/36 (B)	112	92
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	1,250	1,253
GE Equipment Midticket LLC, Ser 2010-1, Cl A3
0.940%, 07/14/14 (A)	513	513
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/15 (A)	650	655
GE Equipment Small Ticket LLC, Ser 2011-1A, Cl A2
0.880%, 08/21/13 (A)	566	567
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	480	483
John Deere Owner Trust, Ser 2009-B, Cl A3
1.570%, 10/15/13	197	197
John Deere Owner Trust, Ser 2009-B, Cl A4
2.330%, 05/16/16	610	614
John Deere Owner Trust, Ser 2011-A, Cl A2
0.640%, 06/16/14	354	354
Katonah CLO, Ser 2005-7A, Cl B
0.706%, 11/15/17 (A) (B) (C)	504	391
Lambda Finance, Ser 2005-1A, Cl B3
0.656%, 11/15/29 (A) (B)	353	340
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.655%, 03/22/21 (A) (B)	420	350
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.445%, 12/25/35 (B)	72	69
Navistar Financial Dealer Note Master Trust, Ser 2009-1, Cl A
1.695%, 10/26/15 (A) (B)	1,700	1,709
Prima Capital CDO, Ser 2006-CR1A, Cl A1
5.417%, 12/28/48 (A)	119	116
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.231%, 09/20/19 (A) (B)	109	106

Description	Face Amount ($ Thousands)	Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-8, Cl A2
0.508%, 07/25/22 (B)	$547	$545
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.498%, 04/25/23 (B)	354	353
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.418%, 07/25/17 (B)	349	346
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.518%, 10/25/16 (B)	578	582
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.765%, 03/25/26 (B)	1,840	1,836
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.243%, 10/15/24 (A) (B)	210	208
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.093%, 12/16/24 (A) (B)	649	642

		16,289

Mortgage Related — 0.1%
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.845%, 06/25/33 (B)	38	30
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.455%, 12/25/35 (B)	223	178
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	128	61

		269

Total Asset-Backed Securities (Cost $88,405) ($ Thousands)		87,901

MORTGAGE-BACKED SECURITIES — 21.4%

Agency Mortgage-Backed Obligations — 12.5%
FHLMC
2.293%, 02/01/22 (B)	269	283
2.277%, 02/01/30 (B)	195	205
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	33	35
FHLMC REMIC, Ser 2003-2630, Cl HA
3.000%, 01/15/17	—	—
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	180	183
FHLMC TBA
4.000%, 02/15/41	7,300	7,697
FNMA
6.000%, 01/01/27	278	306

40	SEI Daily Income Trust / Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 04/01/21 to 03/01/25	$4,726	$5,111
2.466%, 11/01/23 (B)	82	84
2.465%, 01/01/29 (B)	25	26
2.360%, 11/01/25 (B)	25	27
2.144%, 09/01/24 (B)	146	153
2.109%, 05/01/28 (B)	160	167
2.063%, 09/01/24 (B)	58	60
1.347%, 11/01/21 (B)	37	37
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	44	48
FNMA REMIC, Ser 1993-220, Cl FA
0.850%, 11/25/13 (B)	10	10
FNMA REMIC, Ser 2001-33, Cl FA
0.695%, 07/25/31 (B)	52	53
FNMA REMIC, Ser 2002-64, Cl FG
0.493%, 10/18/32 (B)	36	36
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	311	315
FNMA TBA
4.500%, 02/18/19	2,700	2,886
4.000%, 02/01/25	900	954
3.000%, 02/01/26	8,500	8,860
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.691%, 10/07/20 (B)	1,086	1,087
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	76	77
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.791%, 11/06/17 (B)	270	270
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.691%, 01/08/20 (B)	225	225
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.624%, 02/06/20 (B)	358	358
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.643%, 03/11/20 (B)	1,091	1,091
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.604%, 03/06/20 (B)	438	438
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.604%, 05/07/20(B)	732	731

		31,813

Non-Agency Mortgage-Backed Obligations — 8.9%
American Tower Trust, Ser 2007-1A, Cl AFX
5.420%, 04/15/37 (A)	315	335

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
2.500%, 05/17/60 (A) (B)	$691	$691
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.753%, 08/15/29 (A) (B)	105	100
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
2.873%, 02/25/35 (B)	338	292
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.861%, 07/25/35 (B)	569	445
Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
2.764%, 09/25/35 (B)	180	142
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.097%, 11/25/35 (B)	68	52
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.709%, 06/25/35 (B)	217	156
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.917%, 02/25/36 (B)	157	108
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.681%, 08/25/35 (B)	351	217
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl A2
5.613%, 06/11/50	334	346
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A2
5.330%, 01/12/45	83	82
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.800%, 09/25/34 (B)	106	100
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.840%, 03/25/36 (B)	294	192
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A) (B)	252	262
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.343%, 12/15/20 (A) (B)	317	308
Commercial Mortgage Pass-Through Certificates, Ser 2011-STRT, Cl A
2.555%, 12/10/24 (A)	675	677
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	220	207
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.785%, 02/25/35 (B)	39	30

SEI Daily Income Trust / Annual Report / January 31, 2012	41

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Continued)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.515%, 03/25/35 (B)	$63	$48
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.786%, 02/20/36 (B)	292	170
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	69	69
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.330%, 11/19/35 (B)	307	202
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
1.142%, 03/06/20 (A) (B)	591	590
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.535%, 03/06/20 (A) (B)	734	734
GS Mortgage Securities II, Ser 2007-GG10, Cl A2
5.778%, 08/10/45 (B)	662	672
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/44 (A)	854	877
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.783%, 07/25/35 (B)	402	279
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.795%, 01/25/36 (B)	497	355
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
5.429%, 05/25/47 (B)	390	237
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.005%, 01/25/35 (B)	98	71
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.765%, 04/25/35 (B)	110	88
Impac CMB Trust, Ser 2005-3, Cl A1
0.725%, 08/25/35 (B)	101	63
Impac CMB Trust, Ser 2005-5, Cl A1
0.565%, 08/25/35 (B)	82	50
Impac CMB Trust, Ser 2005-8, Cl 1A
0.505%, 02/25/36 (B)	265	177
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A3A2
4.903%, 10/15/42	1,200	1,210
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A1
1.875%, 02/15/46 (A)	878	885
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	508	509
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.727%, 08/25/35 (B)	228	161

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.671%, 05/25/37 (B)	$316	$208
LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.462%, 03/15/31	19	19
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	603	611
Merill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	629	678
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.621%, 02/25/35 (B)	608	524
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.515%, 04/25/35 (B)	118	86
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.072%, 06/25/37 (B)	433	275
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.805%, 01/25/30 (B)	31	26
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.475%, 03/25/30 (B)	46	41
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	923	972
Morgan Stanley Capital I, Ser 2006-HQ9, Cl A2
5.618%, 07/12/44	95	95
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	28	28
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Cl A4
5.740%, 12/15/35	75	75
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.505%, 05/25/35 (B)	84	66
MortgageIT Trust, Ser 2005-3, Cl A1
0.545%, 08/25/35 (B)	296	222
MortgageIT Trust, Ser 2005-4, Cl A1
0.525%, 10/25/35 (B)	386	260
MortgageIT Trust, Ser 2005-5, Cl A1
0.505%, 12/25/35 (B)	364	232
Nomura Asset Securities, Ser 1998-D6, Cl A1C
6.690%, 03/15/30	204	208
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.506%, 11/15/38 (A) (B)	130	101

42	SEI Daily Income Trust / Annual Report / January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.457%, 12/15/39 (A) (B)	$311	$228
Permanent Master Issuer PLC, Ser 2010-1A, Cl 1A
1.553%, 07/15/42 (A) (B)	403	402
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
3.241%, 11/25/35 (B)	202	130
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.685%, 07/27/37 (B)	333	216
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.515%, 01/20/35 (B)	43	34
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.475%, 02/20/35 (B)	43	35
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A2
5.666%, 08/15/39 (B)	381	386
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.542%, 03/25/36 (B)	414	294
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.729%, 01/25/35 (B)	234	199
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.735%, 02/25/35 (B)	196	163
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.741%, 04/25/35 (B)	163	144
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.709%, 03/25/35 (B)	320	289
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
2.722%, 10/25/35 (B)	506	447
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
2.738%, 04/25/36 (B)	288	206
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
2.795%, 03/25/36 (B)	354	282
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.734%, 07/25/36 (B)	360	228
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
2.806%, 09/25/36 (B)	282	194
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.558%, 02/15/44 (A)	1,482	1,516

Description	Face Amount ($ Thousands)	Value ($ Thousands)

WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	$569	$577

		22,886

Total Mortgage-Backed Securities (Cost $57,580) ($ Thousands)		54,699

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.6%
FFCB
1.875%, 12/07/12	1,849	1,875
FHLB
0.400%, 06/19/13	2,500	2,502
0.350%, 06/07/13	1,250	1,251
FHLMC
4.500%, 01/15/13	2,000	2,083
1.625%, 04/15/13	1,888	1,919
1.000%, 08/20/14	4,000	4,046
0.625%, 12/28/12	3,000	3,012
0.515%, 11/26/12	500	501
0.375%, 11/30/12	4,795	4,806
FHLMC MTN
1.375%, 01/09/13	4,000	4,045
FNMA
0.375%, 12/28/12	4,000	4,009
1.000%, 12/27/12	2,000	2,015

Total U.S. Government Agency Obligations (Cost $31,989) ($ Thousands)		32,064

MUNICIPAL BONDS — 1.8%

California — 0.2%
University of California, Build America Bonds, RB
1.988%, 05/15/50 (B)	375	381

Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilites and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	584	585

Michigan — 0.3%
Kalamazoo Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (B)	750	753

New Jersey — 0.6%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.347%, 06/15/13 (B)	420	420
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	1,085	1,132

		1,552

SEI Daily Income Trust / Annual Report / January 31, 2012	43

SCHEDULE OF INVESTMENTS

Ultra Short Duration Bond Fund (Concluded)

January 31, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 0.2%
City of New York, Ser J, GO
4.300%, 06/01/13	$550	$575

Virginia — 0.3%
Louisiana State, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	630	637

West Virginia — 0.1%
West Virginia, Economic Development Authority, Ser A, RB
2.000%, 01/01/41 (B)	175	176

Total Municipal Bonds (Cost $4,636) ($ Thousands)		4,659

CERTIFICATES OF DEPOSIT — 0.9%
Bank of Nova Scotia
0.564%, 11/26/12 (B)	776	777
Canadian Imperial Bank of Commerce
0.633%, 05/04/12	839	839
Intesa Sanpaolo
2.375%, 12/21/12	629	611

Total Certificates of Deposit (Cost $2,244) ($ Thousands)		2,227

Total Investments — 108.0% (Cost $278,838) ($ Thousands)		$275,300

The open futures contracts held by the Fund at January 31, 2012, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(55)	Mar-2012	$(144)
U.S. 2-Year Treasury Note	9	Mar-2012	3

			$(141)

For the year ended January 31, 2012, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $255,002 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on January 31, 2012. The date reported is the final maturity date.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2012 was $391 (Thousands) and represented 0.2% of Net Assets.

ABS — Asset-Based Security

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

NCUA — National Credit union Administration

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$93,750	$—	$93,750
Asset-Backed Securities	—	87,510	391	87,901
Mortgage-Backed Securities	—	54,699	—	54,699
U.S. Government Agency
Obligations	—	32,064	—	32,064
Municipal Bonds	—	4,659	—	4,659
Certificates of Deposit	—	2,227	—	2,227

Total Investments in Securities	$—	$274,909	$391	$275,300

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(141)	$—	$—	$(141)

*	Futures Contracts are valued at the unrealized appreciation/(depreciation).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Asset-Backed Securities
Beginning balance as of February 1, 2011	$1,325
Change in unrealized appreciation/(depreciation)	194
Accrued discounts/premiums	—
Amortization sold	—
Realized gain/(loss)	(153)
Net purchases/sales	(975)

Ending balance as of January 31, 2012	$391

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$194

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust / Annual Report / January 31, 2012

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Statements of Assets and Liabilities ($ Thousands)

For the year ended January 31, 2012

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$209,229		$615,322		$1,578,290		$2,762,959
Repurchase agreements†	67,082		600,205		—		1,564,562
Cash	1		1		—		—
Receivable for investment securities sold	—		—		—		—
Interest receivable	84		1,176		1,366		608
Receivable for fund shares sold	—		—		—		—
Receivable from Administrator	—		—		—		—
Foreign tax reclaim receivable	—		—		—		—
Receivable for variation margin	—		—		—		—
Prepaid expenses	12		39		51		135
Total Assets	276,408		1,216,743		1,579,707		4,328,264
LIABILITIES:
Payable for investment securities purchased	1,012		6,070		99,636		11,864
Administration fees payable	35		65		25		522
Shareholder servicing fees payable	19		6		—		7
Investment advisory fees payable	10		37		43		134
Income distribution payable	6		10		10		118
Trustees’ fees payable	—		1		1		3
Chief Compliance Officer fees payable	—		2		2		6
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Accrued expense payable	20		67		83		280
Total Liabilities	1,102		6,258		99,800		12,934
Net Assets	$275,306		$1,210,485		$1,479,907		$4,315,330
† Cost of investments and repurchase agreements	$276,311		$1,215,527		$1,578,290		$4,327,521
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$275,301		$1,210,570		$1,479,889		$4,315,396
Undistributed (Distributions in excess of) net investment income	—		—		—		—
Accumulated net realized gain (loss) on investments	5		(85)		18		(66)
Net unrealized appreciation (depreciation) on investments	—		—		—		—
Net unrealized appreciation (depreciation) on futures contracts	—		—		—		—
Net Assets	$275,306		$1,210,485		$1,479,907		$4,315,330
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	(146,459,840 ÷ 146,490,388 shares	)	(1,054,551,064 ÷ 1,054,607,994 shares	)	(1,308,017,742 ÷ 1,308,069,442 shares	)	(4,107,484,714 ÷ 4,107,545,841 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	(73,035,407 ÷ 73,042,943 shares	)	(120,664,477 ÷ 120,694,466 shares	)	(166,480,614 ÷ 166,511,055 shares	)	(135,977,996 ÷ 135,982,123 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	(33,109,819 ÷ 33,122,409 shares	)	(8,036,263 ÷ 8,037,844 shares	)	(5,408,475 ÷ 5,407,631 shares	)	(42,051,461 ÷ 42,051,985 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							(25,646,363 ÷ 25,647,785 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	(22,701,144 ÷ 22,673,097 shares	)	(27,233,584 ÷ 27,235,761 shares	)			(4,169,961 ÷ 4,169,517 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

46	SEI Daily Income Trust / Annual Report / January 31, 2012

Treasury Fund		Treasury II Fund		Short-Duration Government Fund	Intermediate- Duration Government Fund		GNMA Fund		Ultra Short Duration Bond Fund

$170,555		$899,876		$689,178	$ 68,296		$243,347		$275,300
289,809		—		258,200	29,100		153,600		—
1		1		1,567	92		398		2,446
—		—		113,622	1,417		97,121		5
579		1,550		3,547	174		445		682
—		—		885	158		309		201
—		45		—	—		14		—
—		—		—	—		—		3
—		—		30	34		24		—
17		18		24	3		8		6
460,961		901,490		1,067,053	99,274		495,266		278,643

3,035		28,022		326,556	27,716		250,057		23,290
5		—		225	24		55		58
4		—		26	—		62		—
19		43		51	6		19		15
3		5		93	9		29		43
—		1		—	—		—		—
1		1		1	—		—		—
—		—		851	54		1,986		200
—		—		56	—		—		14
29		43		68	7		42		21
3,096		28,115		327,927	27,816		252,250		23,641
$457,865		$873,375		$739,126	$ 71,458		$243,016		$255,002
$460,364		$899,876		$931,990	$ 95,682		$387,679		$278,838

$457,893		$873,365		$724,261	$ 71,353		$230,962		$282,656
—		—		10	1		(9)		13
(28)		10		(275)	(2,004)		2,717		(23,988)
—		—		15,388	1,714		9,268		(3,538)
—		—		(258)	394		78		(141)
$457,865		$873,375		$739,126	$ 71,458		$243,016		$255,002
$1.00		$1.00		$10.72	$11.91		$10.91		$9.26
(199,519,837 ÷ 199,558,952 shares	)	(472,351,787 ÷ 472,504,032 shares	)	(739,125,548 ÷ 68,934,370 shares )	(71,458,242 ÷ 5,997,812 shares	)	(243,016,044 ÷ 22,272,695 shares	)	(255,002,137 ÷ 27,531,459 shares )
$1.00		$1.00		N/A	N/A		N/A		N/A
(114,025,619 ÷ 114,050,674 shares	)	(395,099,309 ÷ 395,082,596 shares	)
$1.00		$1.00		N/A	N/A		N/A		N/A
(6,983,834 ÷ 6,983,896 shares	)	(5,924,397 ÷ 5,926,966 shares	)
N/A		N/A		N/A	N/A		N/A		N/A

$1.00		N/A		N/A	N/A		N/A		N/A
(137,336,198 ÷ 137,344,428 shares	)

SEI Daily Income Trust / Annual Report / January 31, 2012	47

Statements of Operations ($ Thousands)

For the year ended January 31, 2012

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$837	$1,571	$1,485	$9,460
Expenses:
Administration Fees	1,158	2,701	2,738	7,707
Shareholder Servicing Fees — Class A Shares	566	1,697	3,197	9,579
Shareholder Servicing Fees — Sweep Class Shares	68	63	—	13
Distribution Fees — Sweep Class Shares	136	125	—	26
Administrative and Shareholder Servicing Fees — Class B Shares	153	1,159	462	419
Administrative and Shareholder Servicing Fees — Class C Shares	231	170	40	257
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	109
Investment Advisory Fees	246	788	1,009	2,839
Trustees’ Fees	5	17	22	60
Chief Compliance Officer Fees	2	6	7	21
Registration Fees	20	66	77	206
Custodian/Wire Agent Fees	37	120	155	442
Pricing Fees	2	4	6	15
Other Expenses	30	108	131	405
Total Expenses	2,654	7,024	7,844	22,098
Less, Waiver/Reimbursement of:
Investment Advisory Fees	(123)	(394)	(504)	(1,419)
Administration Fees	(750)	(2,350)	(2,303)	(2,351)
Reimbursement from Administrator	—	—	—	—
Shareholder Servicing Fees — Class A Shares	(566)	(1,697)	(3,197)	(9,579)
Administrative & Shareholder Servicing Fees — Class B Shares	(129)	(1,159)	(462)	(374)
Administrative & Shareholder Servicing Fees — Class C Shares	(207)	(170)	(40)	(241)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(102)
Shareholder Servicing & Distribution Fees — Sweep Class Shares	(190)	(188)	—	(38)
Net Expenses	689	1,066	1,338	7,994
Net Investment Income	148	505	147	1,466
Net Realized and Unrealized Gain (Loss) on/from:
Investments	5	4	25	36
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$153	$509	$172	$1,502

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

48	SEI Daily Income Trust / Annual Report / January 31, 2012

Treasury Fund	Treasury II Fund	Short-Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund	Ultra Short Duration Bond Fund

$463	$330	$9,267	$1,388	$2,036	$3,789

1,219	1,407	2,469	243	767	910
479	910	1,738	174	599	649
351	—	—	—	—	—
701	—	—	—	—	—
489	645	—	—	—	—
66	35	—	—	—	—
—	—	—	—	—	—
356	410	608	60	210	258
7	8	11	2	4	5
2	3	3	—	1	1
28	27	39	7	15	20
53	60	76	8	26	29
2	2	122	16	43	48
45	56	60	4	20	22
3,798	3,563	5,126	514	1,685	1,942

(178)	(208)	(49)	—	—	(88)
(1,123)	(1,407)	—	(2)	(171)	(214)
—	(84)	—	—	—	—
(479)	(910)	(1,738)	(143)	—	(649)
(489)	(645)	—	—	—	—
(66)	(35)	—	—	—	—
—	—	—	—	—	—
(1,051)	—	—	—	—	—
412	274	3,339	369	1,514	991
51	56	5,928	1,019	522	2,798

20	11	13,212	319	15,058	(2,333)
—	—	(7,279)	647	623	(787)

—	—	7,694	945	1,522	2,594
—	—	(3,136)	508	75	(463)
$71	$67	$16,419	$3,438	$17,800	$1,809

SEI Daily Income Trust / Annual Report / January 31, 2012	49

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Money Market Fund		Government Fund
	2012	2011	2012	2011
Operations:
Net Investment Income	$148	$359	$505	$645
Net Realized Gain on Investments	5	2	4	2
Net Increase in Net Assets Resulting from Operations	153	361	509	647
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(134)	(344)	(302)	(427)
Class B	(5)	(4)	(175)	(176)
Class C	(5)	(7)	(17)	(31)
Class H	—	—	—	—
Sweep Class	(3)	(3)	(11)	(11)
Net Capital Gain
Class A	—	(6)	—	—
Class B	—	(1)	—	—
Class C	—	(1)	—	—
Sweep Class	—	(1)	—	—
Total Dividends and Distributions	(147)	(367)	(505)	(645)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	1,640,331	1,734,955	5,212,895	5,567,117
Reinvestment of Dividends & Distributions	92	245	108	259
Cost of Shares Redeemed	(1,708,746)	(1,748,792)	(4,791,600)	(5,759,559)
Net Increase (Decrease) from Class A Transactions	(68,323)	(13,592)	421,403	(192,183)
Class B:
Proceeds from Shares Issued	312,140	294,948	1,657,852	1,548,689
Reinvestment of Dividends & Distributions	2	1	148	151
Cost of Shares Redeemed	(278,460)	(306,739)	(1,871,535)	(1,642,343)
Net Increase (Decrease) from Class B Transactions	33,682	(11,790)	(213,535)	(93,503)
Class C:
Proceeds from Shares Issued	252,507	396,468	331,272	590,208
Reinvestment of Dividends & Distributions	—	1	—	—
Cost of Shares Redeemed	(272,274)	(417,638)	(378,665)	(594,367)
Net Increase (Decrease) from Class C Transactions	(19,767)	(21,169)	(47,393)	(4,159)
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Increase (Decrease) from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	275,038	339,716	281,300	266,781
Reinvestment of Dividends & Distributions	—	—	8	6
Cost of Shares Redeemed	(278,940)	(341,558)	(279,235)	(271,646)
Net Increase (Decrease) from Sweep Class Transactions	(3,902)	(1,842)	2,073	(4,859)
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	(58,310)	(48,393)	162,548	(294,704)
Net Increase (Decrease) in Net Assets	(58,304)	(48,399)	162,552	(294,702)
Net Assets:
Beginning of Year	333,610	382,009	1,047,933	1,342,635
End of Year	$275,306	$333,610	$1,210,485	$1,047,933
Undistributed (Distributions in Excess of) Net Investment Income	$—	$(1)	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

50	SEI Daily Income Trust / Annual Report / January 31, 2012

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2012	2011	2012	2011	2012	2011	2012	2011

$147	$132	$1,466	$4,070	$51	$65	$56	$51
25	5	36	15	20	1	11	5
172	137	1,502	4,085	71	66	67	56

(130)	(117)	(1,444)	(4,037)	(18)	(30)	(34)	(34)
(16)	(15)	(14)	(20)	(17)	(19)	(21)	(16)
(1)	—	(5)	(9)	(2)	(2)	(1)	(1)
—	—	(2)	(3)	—	—	—	—
—	—	(1)	(1)	(14)	(14)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(147)	(132)	(1,466)	(4,070)	(51)	(65)	(56)	(51)

3,976,972	4,095,746	23,221,923	20,017,875	17,103,687	16,949,017	1,431,958	1,332,020
14	15	328	1,261	8	16	14	16
(3,902,559)	(4,142,548)	(22,258,952)	(20,034,360)	(17,079,921)	(17,068,980)	(1,247,451)	(1,480,492)
74,427	(46,787)	963,299	(15,224)	23,774	(119,947)	184,521	(148,456)

1,058,494	939,511	1,022,254	1,022,342	1,051,080	1,262,822	841,043	514,619
9	9	6	8	9	8	5	4
(1,011,890)	(966,616)	(1,021,603)	(1,069,482)	(1,115,844)	(1,268,188)	(623,989)	(501,854)
46,613	(27,096)	657	(47,132)	(64,755)	(5,358)	217,059	12,769

88,863	27,205	359,071	655,743	112,983	183,546	54,715	75,202
—	—	1	1	—	—	—	—
(92,914)	(22,998)	(373,058)	(694,391)	(116,962)	(199,021)	(54,974)	(77,638)
(4,051)	4,207	(13,986)	(38,647)	(3,979)	(15,475)	(259)	(2,436)

N/A	N/A	43,261	47,551	N/A	N/A	N/A	N/A
N/A	N/A	3	3	N/A	N/A	N/A	N/A
N/A	N/A	(42,023)	(54,905)	N/A	N/A	N/A	N/A
N/A	N/A	1,241	(7,351)	N/A	N/A	N/A	N/A

N/A	N/A	41,089	116,698	433,766	396,053	N/A	N/A
N/A	N/A	—	1	—	—	N/A	N/A
N/A	N/A	(41,630)	(143,835)	(425,941)	(404,977)	N/A	N/A
N/A	N/A	(541)	(27,136)	7,825	(8,924)	N/A	N/A
116,989	(69,676)	950,670	(135,490)	(37,135)	(149,704)	401,321	(138,123)
117,014	(69,671)	950,706	(135,475)	(37,115)	(149,703)	401,332	(138,118)

1,362,893	1,432,564	3,364,624	3,500,099	494,980	644,683	472,043	610,161
$1,479,907	$1,362,893	$4,315,330	$3,364,624	$457,865	$494,980	$873,375	$472,043
$—	$—	$—	$—	$—	$—	$—	$—

SEI Daily Income Trust / Annual Report / January 31, 2012	51

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

	Short-Duration Government Fund
	2012	2011
Operations:
Net Investment Income	$5,928	$5,939
Net Realized Gain (Loss) on Investments and Futures Contracts	5,933	3,701
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	4,558	6,328
Net Increase in Net Assets Resulting from Operations	16,419	15,968
Dividends and Distributions to Shareholders:
Net Investment Income	(8,015)	(9,316)
Net Capital Gains	(993)	(4,787)
Total Dividends and Distributions	(9,008)	(14,103)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	528,070	995,520
Reinvestment of Dividends & Distributions	7,755	12,578
Cost of Shares Redeemed	(671,423)	(519,738)
Net Increase (Decrease) from Class A Transactions	(135,598)	488,360
Net Increase (Decrease) in Net Assets	(128,187)	490,225
Net Assets:
Beginning of Year	867,313	377,088
End of Year	$739,126	$867,313
Undistributed (Distributions in Excess of) Net Investment Income	$10	$16
Capital Share Transactions:
Class A:
Shares Issued	49,442	93,798
Reinvestment of Distributions	726	1,184
Shares Redeemed	(63,098)	(48,951)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(12,930)	46,031

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

52	SEI Daily Income Trust / Annual Report / January 31, 2012

Intermediate-Duration Government Fund		GNMA Fund		Ultra Short Duration Bond Fund
2012	2011	2012	2011	2012	2011

$1,019	$1,589	$522	$3,603	$2,798	$4,998
966	1,690	15,681	9,292	(3,120)	(11,033)
1,453	(847)	1,597	879	2,131	15,789
3,438	2,432	17,800	13,774	1,809	9,754

(1,242)	(2,015)	(2,741)	(3,899)	(3,373)	(6,166)
(1)	(4,687)	(8,838)	(5,289)	—	—
(1,243)	(6,702)	(11,579)	(9,188)	(3,373)	(6,166)

92,282	234,078	157,770	295,258	219,836	361,528
1,098	6,262	9,102	7,361	2,936	5,248
(212,061)	(111,103)	(264,492)	(171,704)	(431,818)	(161,990)
(118,681)	129,237	(97,620)	130,915	(209,046)	204,786
(116,486)	124,967	(91,399)	135,501	(210,610)	208,374

187,944	62,977	334,415	198,914	465,612	257,238
$71,458	$187,944	$243,016	$334,415	$255,002	$465,612
$1	$2	$(9)	$130	$13	$5

7,879	20,154	14,347	27,752	23,655	38,917
95	547	837	695	316	564
(18,583)	(9,696)	(24,507)	(16,198)	(46,331)	(17,431)
(10,609)	11,005	(9,323)	12,249	(22,360)	22,050

SEI Daily Income Trust / Annual Report / January 31, 2012	53

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.06%	$146,460	0.18%		0.68%	0.06%
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.14	214,779	0.18		0.68	0.14
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.31	228,375	0.24	(2)	0.70	0.35
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.45 ††	341,204	0.20	(2)	0.64	2.46
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	5.23	401,174	0.18		0.63	5.13
Class B
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$73,035	0.23	%(3)	0.73%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	39,352	0.30		0.80	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.15	51,142	0.44	(2)(3)	0.76	0.19
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.15 ††	120,925	0.50	(2)	0.70	2.19
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.92	166,627	0.48		0.68	4.82
Class C
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$33,110	0.23	%(3)	0.93%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	52,876	0.30		0.80	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.08	74,047	0.49	(2)(3)	0.95	0.10
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.94 ††	158,833	0.70	(2)	0.89	2.00
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.71	259,640	0.68		0.88	4.61
Sweep Class
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%	$22,701	0.23	%(3)	1.18%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01	26,603	0.31		0.81	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07	28,445	0.52	(2)(3)	1.20	0.08
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.69 ††	68,179	0.95	(2)	1.14	1.79
2008	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.45	133,223	0.93		1.13	4.35
Government Fund
Class A
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.05%	$1,054,551	0.10	%(3)	0.59%	0.05%
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	633,160	0.17	(3)	0.59	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.14	825,341	0.20	(2)	0.57	0.16
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.15	1,526,541	0.22	(2)	0.54	2.06
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.98	1,031,612	0.20		0.53	4.79
Class B
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.05%	$120,664	0.09	%(3)	0.64%	0.05%
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	334,209	0.16	(3)	0.64	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07	427,711	0.28	(2)(3)	0.62	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.84	623,905	0.52	(2)	0.60	1.62
2008	1.00	0.05	—	—	0.05	(0.05)		—		(0.05)		1.00	4.67	197,593	0.50		0.58	4.53
Class C
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.05%	$8,036	0.10	%(3)	0.84%	0.05%
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	55,406	0.17	(3)	0.84	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	59,565	0.31	(2)(3)	0.82	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.64	153,015	0.71	(2)(3)	0.79	1.65
2008	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.46	154,244	0.70		0.78	4.35
Sweep Class
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.05%	$27,234	0.09	%(3)	1.09%	0.05%
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05	25,158	0.16	(3)	1.09	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06	30,018	0.30	(2)(3)	1.07	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.39	45,154	0.96	(2)(3)	1.04	1.34
2008	1.00	0.04	—	—	0.04	(0.04)		—		(0.04)		1.00	4.20	28,233	0.95		1.03	4.06

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.

54	SEI Daily Income Trust / Annual Report / January 31, 2012

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$1,308,018	0.09	%(3)	0.54%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	1,233,569	0.16	(3)	0.54	0.01
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.11	1,280,352	0.19	(2)	0.52	0.12
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	2.10	2,050,235	0.21	(2)	0.50	1.99
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	4.97	1,354,361	0.20		0.48	4.81
Class B
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$166,481	0.09	%(3)	0.59%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	119,864	0.16	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.06	146,960	0.25	(2)	0.56	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.79	242,332	0.51	(2)	0.54	1.80
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	4.66	150,900	0.50		0.53	4.53
Class C
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$5,408	0.10	%(3)	0.79%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	9,460	0.16	(3)	0.79	0.01
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.06	5,252	0.28	(2)(3)	0.77	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.60	31,462	0.70	(2)(3)	0.74	1.63
2008	1.00	0.04	—	—	0.04	(0.04)		(0.04)		1.00	4.45	43,538	0.70		0.73	4.05
Prime Obligation Fund
Class A
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.04%	$4,107,485	0.20%		0.54%	0.04%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.11	3,144,153	0.20		0.54	0.12
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.20 ††	3,158,830	0.23	(2)	0.53	0.26
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	2.37	3,796,102	0.22	(2)	0.50	2.42
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	5.21	3,740,714	0.20		0.48	5.10
Class B
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$135,978	0.23	%(3)	0.59%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	135,319	0.31	(3)	0.59	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.07 ††	182,593	0.38	(2)(3)	0.58	0.15
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	2.06	346,741	0.51	(2)	0.55	2.17
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	4.90	475,700	0.50		0.53	4.82
Class C
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$42,051	0.23	%(3)	0.79%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	56,037	0.30	(3)	0.79	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.06 ††	95,092	0.39	(2)(3)	0.78	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.86	467,782	0.71	(2)	0.75	2.04
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	4.69	641,977	0.70		0.73	4.60
Class H
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$25,646	0.23	%(3)	0.72%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	24,405	0.30	(3)	0.72	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.02 ††	31,797	0.43	(2)(3)	0.71	0.09
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.93	58,276	0.64	(2)	0.67	2.11
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	4.76	80,958	0.63		0.66	4.65
Sweep Class
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$4,170	0.23	%(3)	1.04%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	4,710	0.30	(3)	1.04	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—	(1)	1.00	0.06 ††	31,787	0.39	(2)(3)	1.03	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		(0.02)		1.00	1.62	57,135	0.95	(2)(3)	1.00	1.54
2008	1.00	0.04	—	—	0.04	(0.04)		(0.04)		1.00	4.43	56,378	0.95		0.98	4.34

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.

SEI Daily Income Trust / Annual Report / January 31, 2012	55

Financial Highlights

For the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate*	Total from Operations*	Dividends from Net Investment Income		Total Dividends		Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$199,520	0.08	%(3)	0.59%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.02	175,749	0.18	(3)	0.59	0.02
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.07	295,695	0.17	(2)	0.56	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		(0.01)		1.00	1.27	572,906	0.19	(2)	0.55	1.18
2008	1.00	0.05	—	—	0.05	(0.05)		(0.05)		1.00	4.64	610,451	0.20		0.53	4.36
Class B
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$114,026	0.08	%(3)	0.64%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	178,769	0.19	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.06	184,127	0.20	(2)(3)	0.61	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		(0.01)		1.00	1.06	487,254	0.40	(2)(3)	0.59	1.12
2008	1.00	0.04	—	—	0.04	(0.04)		(0.04)		1.00	4.33	761,497	0.50		0.58	4.07
Class C
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$6,984	0.08	%(3)	0.84%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	10,948	0.18	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.06	26,423	0.20	(2)(3)	0.81	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		(0.01)		1.00	0.93	72,803	0.53	(2)(3)	0.80	0.98
2008	1.00	0.04	—	—	0.04	(0.04)		(0.04)		1.00	4.12	144,919	0.70		0.78	4.00
Sweep Class
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$137,336	0.08	%(3)	1.09%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	129,514	0.19	(3)	1.09	0.01
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.06	138,438	0.18	(2)(3)	1.06	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		(0.01)		1.00	0.77	206,719	0.61	(2)(3)	1.05	0.67
2008	1.00	0.04	—	—	0.04	(0.04)		(0.04)		1.00	3.86	111,853	0.95		1.03	3.74
Treasury II Fund
Class A
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$472,352	0.05	%(3)	0.59%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	287,823	0.12	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.04	436,276	0.12	(2)	0.55	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		(0.01)		1.00	1.05	688,813	0.20	(2)	0.54	0.87
2008	1.00	0.04	—	—	0.04	(0.04)		(0.04)		1.00	4.11	516,164	0.21		0.53	3.72
Class B
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$395,099	0.05	%(3)	0.64%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	178,037	0.12	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.04	165,266	0.12	(2)(3)	0.60	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		(0.01)		1.00	0.82	363,238	0.39	(2)(3)	0.59	0.58
2008	1.00	0.04	—	—	0.04	(0.04)		(0.04)		1.00	3.81	109,384	0.51		0.58	3.54
Class C
2012	$1.00	$—	$—	$—	$—	$—	(1)	$—	(1)	$1.00	0.01%	$5,924	0.05	%(3)	0.84%	0.01%
2011	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.01	6,183	0.12	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—	(1)	1.00	0.04	8,619	0.12	(2)(3)	0.80	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		(0.01)		1.00	0.69	13,364	0.47	(2)(3)	0.79	0.50
2008	1.00	0.04	—	—	0.04	(0.04)		(0.04)		1.00	3.59	7,254	0.72		0.79	3.71

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

56	SEI Daily Income Trust / Annual Report / January 31, 2012

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations*	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate
Short-Duration Government Fund
Class A
2012	$10.59	$0.09	$0.17	$0.26	$(0.12)	$(0.01)	$(0.13)	$10.72	2.53%	$739,126	0.48%	0.74%	0.85%		712%
2011	10.52	0.09	0.18	0.27	(0.14)	(0.06)	(0.20)	10.59	2.59	867,313	0.48	0.72	0.84		521
2010	10.25	0.21	0.29	0.50	(0.23)	—	(0.23)	10.52	4.94	377,088	0.48	0.75	2.02		347
2009	10.21	0.36	0.04	0.40	(0.36)	—	(0.36)	10.25	4.05	288,064	0.48	0.74	3.53		693
2008	9.95	0.46	0.28	0.74	(0.48)	—	(0.48)	10.21	7.65	172,892	0.45	0.76	4.63		266
Intermediate-Duration Government Fund
Class A
2012	$11.32	$0.17	$0.64	$0.81	$(0.22)	$— (1)	$(0.22)	$11.91	7.22%	$71,458	0.53%	0.74%	1.47%		726%
2011	11.24	0.13	0.39	0.52	(0.19)	(0.25)	(0.44)	11.32	4.62	187,944	0.53	0.72	1.14		590
2010	11.20	0.32	0.41	0.73	(0.32)	(0.37)	(0.69)	11.24	6.61	62,977	0.53	0.76	2.82		213
2009	10.76	0.38	0.44	0.82	(0.38)	—	(0.38)	11.20	7.85	92,025	0.53	0.74	3.48		641
2008	10.13	0.45	0.63	1.08	(0.45)	—	(0.45)	10.76	10.97	50,372	0.50	0.75	4.34		234
GNMA Fund
Class A
2012	$10.58	$0.02	$0.83	$0.85	$(0.13)	$(0.39)	$(0.52)	$10.91	8.09%	$243,016	0.63%	0.70%	0.22	%1,515%
2011	10.28	0.13	0.49	0.62	(0.16)	(0.16)	(0.32)	10.58	6.06	334,415	0.63	0.70	1.27		1,024
2010	9.84	0.32	0.47	0.79	(0.35)	—	(0.35)	10.28	8.18	198,914	0.63	0.72	3.16		533
2009	9.63	0.40	0.21	0.61	(0.40)	—	(0.40)	9.84	6.51	160,639	0.63	0.71	4.08		474
2008	9.34	0.45	0.30	0.75	(0.46)	—	(0.46)	9.63	8.31	114,824	0.60	0.72	4.82		271
Ultra Short Duration Bond Fund
Class A
2012	$9.33	$0.10	$(0.05)	$0.05	$(0.12)	$—	$(0.12)	$9.26	0.55%	$255,002	0.38%	0.74%	1.08%		177%
2011	9.24	0.13	0.12	0.25	(0.16)	—	(0.16)	9.33	2.74	465,612	0.38	0.74	1.37		78
2010	8.51	0.24	0.73	0.97	(0.24)	—	(0.24)	9.24	11.58	257,238	0.38	0.75	2.72		73
2009	9.69	0.32	(1.18)	(0.86)	(0.32)	—	(0.32)	8.51	(9.00)	207,081	0.38	0.75	3.50		99
2008	9.97	0.48	(0.28)	0.20	(0.48)	—	(0.48)	9.69	2.06	409,363	0.35	1.28	4.87		54

Amounts designated as “—” are zero or have been rounded to zero.

*	Per share calculations were performed using average shares.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Amounts represents less than $0.01 per share.

SEI Daily Income Trust / Annual Report / January 31, 2012	57

Notes to Financial Statements

January 31, 2012

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond (each a “Fund,” collectively the “Fixed Income Funds”). The Money Market Funds, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Duration Bond Fund seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2012, there were no fair valued securities in the Funds.

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified

58	SEI Daily Income Trust / Annual Report / January 31, 2012

within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended January 31, 2012, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Futures Contracts — The Fixed Income Funds utilized futures contracts during the fiscal year ended January 31, 2012. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the

SEI Daily Income Trust / Annual Report / January 31, 2012	59

Notes to Financial Statements (Continued)

January 31, 2012

fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of January 31, 2012.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

TBA Purchase Commitments — A Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

60	SEI Daily Income Trust / Annual Report / January 31, 2012

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At January 31, 2012, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Fixed Income Funds retained a redemption fee based on a dollar threshold for redemptions, or a series of redemptions, of capital shares held for less than thirty days, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Short-Duration Government Fund	$25,000	0.25%
Intermediate-Duration Government Fund	10,000	0.25
GNMA Fund	10,000	0.25
Ultra Short Duration Bond Fund	10,000	0.50

For the year ended January 31, 2012, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund	0.33%
Government Fund	0.24
Government II Fund	0.19
Prime Obligation Fund	0.19
Treasury Fund	0.24
Treasury II Fund	0.24
Short-Duration Government Fund	0.35
Intermediate-Duration Government Fund	0.35
GNMA Fund	0.32
Ultra Short Duration Bond Fund	0.35

However, the Administrator and SEI Investments Management Corporation (the “Adviser”) have agreed to waive a portion or their entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds’ daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund		Treasury Fund
Class A	0.18	%(1)	0.20	%(3)	0.20	%(2)	0.20	%(2)	0.20	%(2)
Class B	0.48	(1)	0.50	(3)	0.50	(2)	0.50	(2)	0.50	(2)
Class C	0.68	(1)	0.70	(3)	0.70	(2)	0.70	(2)	0.70	(2)
Class H	N/A		N/A		N/A		0.63	(1)	N/A
Sweep Class	0.93	(1)	0.95	(1)	*		0.95	(1)	0.95	(1)

	Treasury II Fund		Short- Duration Government Fund		Intermediate- Duration Government Fund		GNMA Fund		Ultra Short Duration Bond Fund
Class A	0.20	%(2)	0.48	%(4)	0.53	%(4)	0.63	%(4)	0.38	%(4)
Class B	0.50	(2)	N/A		N/A		N/A		N/A
Class C	0.70	(2)	N/A		N/A		N/A		N/A
Class H	N/A		N/A		N/A		N/A		N/A
Sweep Class	*		N/A		N/A		N/A		N/A

*	Class not currently operational.
(1)	Represents a voluntary cap that my be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2012, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2010, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time
(4)	Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond Funds were .45%, .50%, .60% and .35%, respectively.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and

SEI Daily Income Trust / Annual Report / January 31, 2012	61

Notes to Financial Statements (Continued)

January 31, 2012

administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*
Money Market Fund
Class A	.25%	—	—
Class B	.25	.05%	—
Class C	.25	.25	—
Sweep Class	.25	—	.50%
Government Fund
Class A	.25	—	—
Class B	.25	.05	—
Class C	.25	.25	—
Sweep Class	.25	—	.50
Government II Fund
Class A	.25	—	—
Class B	.25	.05	—
Class C	.25	.25	—
Prime Obligation Fund
Class A	.25	—	—
Class B	.25	.05	—
Class C	.25	.25	—
Class H	.25	.18	—
Sweep Class	.25	—	.50
Treasury Fund
Class A	.25	—	—
Class B	.25	.05	—
Class C	.25	.25	—
Sweep Class	.25	—	.50
Treasury II Fund
Class A	.25	—	—
Class B	.25	.05	—
Class C	.25	.25	—
Short-Duration Government Fund
Class A	.25	—	—
Intermediate-Duration Government Fund
Class A	.25	—	—
GNMA Fund
Class A	.25	—	—
Ultra Short Duration Bond Fund
Class A	.25	—	—

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of

Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the year ended January 31, 2012 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$2,408
Class B	129	503
Class C	207	532
Sweep Class	190	272
Government Fund
Class A	—	714
Class B	1,159	412
Class C	171	35
Sweep Class	188	27
Government II Fund
Class A	—	1,367
Class B	461	168
Class C	40	8
Prime Obligation Fund
Class A	—	178
Class B	374	6
Class C	241	2
Class H	102	1
Sweep Class	38	—
Treasury Fund
Class A	—	230
Class B	489	193
Class C	66	15
Sweep Class	1,051	166
Treasury II Fund
Class A	—	560
Class B	645	328
Class C	35	10

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser, or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversidght of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

62	SEI Daily Income Trust / Annual Report / January 31, 2012

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended January 31, 2012, the Trust has not participated in The Program.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

The Adviser serves as each Fund’s investment adviser and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. Effective January 1, 2010, for its services, the Adviser receives an annual fee equal to 0.07% of each of the Money Market Funds’ net assets. Prior to January 1, 2010, for its services, the Adviser received an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee was calculated based on the combined assets of the Money Market Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee was calculated based on the combined assets of these Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee was calculated based on the net assets of the Ultra Short Duration Bond Fund.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC (formerly Columbia Management Advisors, LLC) as sub-adviser to the Money Market Funds and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended January 31, 2012, were as follows for the Fixed Income Funds:

	Short- Duration Government Fund ($ Thousands)	Intermediate- Duration Government Fund ($ Thousands)	GMNA Fund ($ Thousands)	Ultra Short Duration Bond Fund ($ Thousands)
Purchases
U.S. Government	$4,862,207	$511,547	$3,491,536	$276,325
Other	9,514	393	—	105,436
Sales
U.S. Government	5,034,677	631,267	3,593,504	298,591
Other	15,038	589	140	211,366

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset-backed securities for tax purposes, distribution reclassification, and expiration of capital losses have been reclassified to/from the following accounts as of January 31, 2012:

	Paid-in- Capital ($ Thousands)	Undistributed Net Investment Income ($ Thousands)	Accumulated Net Realized Gain (Loss) ($ Thousands)
Treasury Fund	(44)	—	44
Short-Duration Government Fund	—	2,081	(2,081)
Intermediate-Duration Government Fund	—	222	(222)
GNMA Fund	—	2,080	(2,080)
Ultra Short Duration Bond Fund	(442)	583	(141)

These reclassifications have no impact on net assets or net asset value per share.

SEI Daily Income Trust / Annual Report / January 31, 2012	63

Notes to Financial Statements (Continued)

January 31, 2012

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2012	$147	$—	$147
	2011	367	—	367
Government Fund	2012	505	—	505
	2011	645	—	645
Government II Fund	2012	147	—	147
	2011	132	—	132
Prime Obligation Fund	2012	1,466	—	1,466
	2011	4,070	—	4,070
Treasury Fund	2012	51	—	51
	2011	65	—	65
Treasury II Fund	2012	56	—	56
	2011	51	—	51
Short-Duration Government Fund	2012	8,871	137	9,008
	2011	14,103	—	14,103
Intermediate-Duration Government Fund	2012	1,242	1	1,243
	2011	4,812	1,890	6,702
GNMA Fund	2012	10,127	1,452	11,579
	2011	7,644	1,544	9,188
Ultra Short Duration Bond Fund	2012	3,373	—	3,373
	2011	6,166	—	6,166

As of January 31, 2012, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$22	$—	$—	$—	$(17)	$—	$5
Government Fund	21	—	(85)	—	(21)	—	(85)
Government II Fund	30	—	—	—	(12)	—	18
Prime Obligation Fund	160	—	(67)	—	(159)	—	(66)
Treasury Fund	4	—	(28)	—	(4)	—	(28)
Treasury II Fund	16	—	—	—	(6)	—	10
Short-Duration Government Fund	2,826	—	—	—	(3,340)	15,379	14,865
Intermediate-Duration Government Fund	87	—	(1,558)	—	(123)	1,699	105
GNMA Fund	3,057	—	—	(61)	(142)	9,200	12,054
Ultra Short Duration Bond Fund	265	—	(23,888)	(240)	(252)	(3,539)	(27,654)

At January 31, 2012, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Government Fund	$49	1/31/13
	4	1/31/14
	32	1/31/16
Prime Obligation Fund	67	1/31/17
Treasury Fund	1	1/31/13
	22	1/31/14
	5	1/31/15
Ultra Short Duration Bond Fund	1,020	1/31/13
	1,045	1/31/14
	1,717	1/31/15
	296	1/31/16
	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

64	SEI Daily Income Trust / Annual Report / January 31, 2012

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2012, the Government Fund, Government Fund II, Prime Obligation Fund, Treasury Fund, and Treasury II Fund utilized, $3,738, $7,454, $35,648, $19,583, and $891, respectively, of capital loss carryforwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Intermediate-
Duration Government
Fund	$1,153	$405	$1,558
Ultra Short Duration
Bond Fund	—	4,092	4,092

*This	table should be used in conjunction with the capital loss carryforwards table.

During the fiscal year ended January 31, 2012, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2012, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at January 31, 2012, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Short-Duration Government Fund	$931,999	$15,571	$(192)	$15,379
Intermediate-Duration Government Fund	95,697	1,750	(51)	1,699
GNMA Fund	387,747	10,121	(921)	9,200
Ultra Short Duration Bond Fund	278,839	1,105	(4,644)	(3,539)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2012, no provision for income tax is required in the Funds’ financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria established in ASC paragraph 740. SEI Investment Company (“SEI”), which is the parent company of the Adviser, has agreed to indemnify the fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the fiscal year ended January 31, 2010. Accordingly, no provision for taxes is required. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

8. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control of Repurchase Agreements”. ASU 2011-03 is an amendment to Topic 860 “Transfers and Servicing”. These amendments simplify the accounting for repurchase agreements by eliminating the requirement that the transferor demonstrate it has adequate collateral to fund substantially all the cost of purchasing replacement assets. As a result, more arrangements could be accounted for as secured borrowings rather than sales. The guidance applies to public and nonpublic companies and is effective for interim and annual reporting periods beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or

SEI Daily Income Trust / Annual Report / January 31, 2012	65

Notes to Financial Statements (Concluded)

January 31, 2012

after the effective date. Early adoption is not allowed. At this time, management is evaluating the implications of ASU 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements.

66	SEI Daily Income Trust / Annual Report / January 31, 2012

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

SEI Daily Income Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Daily Income Trust, comprising the Money Market Fund, Government Fund, Government II Fund, Prime Obligation Fund, Treasury Fund, Treasury II Fund, Short-Duration Government Fund, Intermediate-Duration Government Fund, GNMA Fund, and Ultra Short Duration Bond Fund (collectively the “Funds”), as of January 31, 2012, and the related statements of operations for the year then ended, changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising SEI Daily Income Trust as of January 31, 2012, and the results of their operations for the year then ended, the changes in their net assets for the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

March 28, 2012

SEI Daily Income Trust / Annual Report / January 31, 2012	67

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of January 31, 2012.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Structured Credit Fund, L.P.
William M. Doran One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), SEI Global Nominee Ltd., Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 69 yrs. old	Trustee	since 1996	Retired since January 2012. Self- Employed Consultant, Newfound Consultants Inc. since April 1997- December 2011.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

*	Messrs. Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

68	SEI Daily Income Trust / Annual Report / January 31, 2012

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	90	Director, Sunoco, Inc.; Director, Excelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 54 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008. Managing Director, Cue Capital from March 2002-March 2008.	90	Director of SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 64 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	90	Trustee/Director of Ariel Mutual Funds, and SEI Strucured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 70 yrs. old	Trustee	Since 2007	Private Investor since 1994.	90	Trustee of the Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 68 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	90	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute; Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 65 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A
Peter A. Rodriguez One Freedom Valley Drive Oaks, PA 19456 50 yrs. old	Controller and Chief Financial Officer	since 2011	Director, Fund Accounting, SEI Investments Global Funds Services (March 2011, September 2002 to March 2005 and 1997- 2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2099 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Fund Services (March 2005 to June 2006)	N/A	N/A

SEI Daily Income Trust / Annual Report / January 31, 2012	69

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)(Concluded)

Name Address, and Age	Position(s) Held with Trusts	Term of Office And Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Russell Emery One Freedom Valley Drive Oaks, PA 19456 49 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 43 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A
David F. McCann One Freedom Valley Drive Oaks, PA 19456 36 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 48 yrs. old	Vice President	since 2004	Director of Portfolio Implementation for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Keri E. Rohn One Freedom Valley Drive Oaks, PA 19456 31 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	since 2009	Compliance Officer of SEI Investments Company since June 2003.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

70	SEI Daily Income Trust / Annual Report / January 31, 2012

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.20	0.18%	$0.91
Class B	1,000.00	1,000.10	0.22	1.11
Class C	1,000.00	1,000.10	0.22	1.11
Sweep Class	1,000.00	1,000.10	0.22	1.11
Hypothetical 5% Return
Class A	$1,000.00	$1,024.30	0.18%	$0.92
Class B	1,000.00	1,024.10	0.22	1.12
Class C	1,000.00	1,024.10	0.22	1.12
Sweep Class	1,000.00	1,024.10	0.22	1.12
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.20	0.09%	$0.45
Class B	1,000.00	1,000.20	0.08	0.40
Class C	1,000.00	1,000.20	0.08	0.40
Sweep Class	1,000.00	1,000.20	0.08	0.40
Hypothetical 5% Return
Class A	$1,000.00	$1,024.75	0.09%	$0.46
Class B	1,000.00	1,024.80	0.08	0.41
Class C	1,000.00	1,024.80	0.08	0.41
Sweep Class	1,000.00	1,024.80	0.08	0.41

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.07%	$0.35
Class B	1,000.00	1,000.10	0.07	0.35
Class C	1,000.00	1,000.10	0.07	0.35
Hypothetical 5% Return
Class A	$1,000.00	$1,024.85	0.07%	$0.36
Class B	1,000.00	1,024.85	0.07	0.36
Class C	1,000.00	1,024.85	0.07	0.36
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.19%	$0.96
Class B	1,000.00	1,000.10	0.20	1.01
Class C	1,000.00	1,000.10	0.20	1.01
Class H	1,000.00	1,000.10	0.20	1.01
Sweep Class	1,000.00	1,000.10	0.20	1.01
Hypothetical 5% Return
Class A	$1,000.00	$1,024.25	0.19%	$0.97
Class B	1,000.00	1,024.20	0.20	1.02
Class C	1,000.00	1,024.20	0.20	1.02
Class H	1,000.00	1,024.20	0.20	1.02
Sweep Class	1,000.00	1,024.20	0.20	1.02

SEI Daily Income Trust / Annual Report / January 31, 2012	71

Disclosure of Fund Expenses (Unaudited)(Concluded)

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.06%	$0.30
Class B	1,000.00	1,000.10	0.06	0.30
Class C	1,000.00	1,000.10	0.06	0.30
Sweep Class	1,000.00	1,000.10	0.06	0.30
Hypothetical 5% Return
Class A	$1,000.00	$1,024.90	0.06%	$0.31
Class B	1,000.00	1,024.90	0.06	0.31
Class C	1,000.00	1,024.90	0.06	0.31
Sweep Class	1,000.00	1,024.90	0.06	0.31
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.03%	$0.15
Class B	1,000.00	1,000.10	0.03	0.15
Class C	1,000.00	1,000.10	0.03	0.15
Hypothetical 5% Return
Class A	$1,000.00	$1,025.05	0.03%	$0.15
Class B	1,000.00	1,025.05	0.03	0.15
Class C	1,000.00	1,025.05	0.03	0.15

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Annualized Expense Ratios	Expenses Paid During Period*
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,009.90	0.48%	$2.43
Hypothetical 5% Return
Class A	$1,000.00	$1,022.79	0.48%	$2.45
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,029.80	0.53%	$2.71
Hypothetical 5% Return
Class A	$1,000.00	$1,022.53	0.53%	$2.70
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$1,029.70	0.63%	$3.22
Hypothetical 5% Return
Class A	$1,000.00	$1,022.03	0.63%	$3.21
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.38%	$1.92
Hypothetical 5% Return
Class A	$1,000.00	$1,023.29	0.38%	$1.94

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

72	SEI Daily Income Trust / Annual Report / January 31, 2012

Notice to Shareholders (Unaudited)

For shareholders that do not have a January 31, 2012, taxable year end, this notice is for information purposes only. For shareholders with a January 31, 2012, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended January 31, 2012, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Total Distributions (Tax Basis)	U.S. Government Interest (1)		Interest Related Dividends (2)	Short-Term Capital Gains Dividends (3)
Money Market Fund	0.00%	100.00%	100.00%	1.89	%*	99.50%	0.00%
Government Fund	0.00%	100.00%	100.00%	28.21	%*	100.00%	0.00%
Government II Fund	0.00%	100.00%	100.00%	100.00	%*	98.92%	0.00%
Prime Obligation Fund	0.00%	100.00%	100.00%	1.59	%*	99.86%	0.00%
Treasury Fund	0.00%	100.00%	100.00%	49.67	%*	100.00%	0.00%
Treasury II Fund	0.00%	100.00%	100.00%	100.00	%*	97.37%	0.00%
Short-Duration Government Fund	1.48%	98.52%	100.00%	13.12	%*	79.26%	100.00%
Intermediate-Duration Government Fund	0.05%	99.95%	100.00%	6.96	%*	93.27%	0.00%
GNMA Fund	12.43%	87.57%	100.00%	0.00	%*	29.91%	100.00%
Ultra Short Duration Bond Fund	0.00%	100.00%	100.00%	4.54	%*	83.53%	0.00%

Items (A), (B), (C) are based on the percentage of the Fund’s total distribution.

(1)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the “*” funds who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(2)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(3)	The percentage in this column represents the amount of “Short-Term Capital Gains Dividends” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Please consult your tax adviser for proper treatment of this information.

SEI Daily Income Trust / Annual Report / January 31, 2012	73

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2012

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

John J. McCue

Vice President

Keri E. Rohn

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-022 (03/12)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mrrs. Sullivan and Harris are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2012 and 2011 as follows:

		Fiscal 2012			Fiscal 2011
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$183,000	N/A	$0	$183,000	N/A	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees	$0	$261,000	$0	$0	$229,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal 2012	Fiscal 2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2012 and 2011 were $261,000 and $229,500, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, compliance attestation reports, and agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not Applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: April 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Robert A. Nesher
Robert A. Nesher, CEO and President

Date: April 9, 2012

/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: April 9, 2012